UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments

State Tax-Free Income Trust	November 30, 2011

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER COMMERCIAL PAPER 11.6%		
Long Island Power Auth., TECP, 0.23%, 12/9/11	2,000	2,000
Metropolitan Transportation Auth., TECP, 0.17%, 2/2/12	1,000	1,000
Metropolitan Transportation Auth., TECP, 0.18%, 12/6/11	1,500	1,500
Metropolitan Transportation Auth., TECP, 0.18%, 12/7/11	1,500	1,500
Port Auth. of New York & New Jersey, TECP, 0.16%, 1/12/12	2,500	2,500
Port Auth. of New York & New Jersey, TECP, 0.17%, 12/7/11	2,000	2,000
Total Other Commercial Paper (Cost $10,500)		10,500
OTHER MUNICIPAL DEBT 41.6%		
Dormitory Auth. of the State of New York, Columbia Univ. VRTR, 0.14%, 12/7/11 (1)	2,935	2,935
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/12	1,000	1,028
Dormitory Auth. of the State of New York, Personal Income Tax 3.00%, 2/15/12	1,100	1,106
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 2/15/12	980	989
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/12	1,245	1,261
Dormitory Auth. of the State of New York, Personal Income Tax VRTR, 0.14%, 12/7/11	1,000	1,000
JPMorgan Chase, Julliard School, VRTR, 0.14%, 12/7/11 (1)	2,700	2,700
Metropolitan Transportation Auth., Dedicated Tax Fund 5.50%, 11/15/12 (2)	1,000	1,049
New York City, 5.25%, 6/1/12	900	922
New York City, GO, 4.25%, 1/1/12	1,200	1,204
New York City Health & Hosp. Corp., 5.00%, 2/15/12 (2)	175	177
New York City Housing Dev. Corp., Multi-Family 7/27/93 Indenture, 0.30%, 3/1/12	2,000	2,000
New York City Housing Dev. Corp., Multi-Family 7/27/93 Indenture, 0.30%, 6/29/12	2,000	2,000
New York City Municipal Water Fin. Auth., 5.00%, 6/15/12	600	615

New York City Transitional Fin. Auth., Building Aid 4.00%, 1/15/12	250	251
New York City Transitional Fin. Auth., Future Tax, 5.00%, 5/1/12	1,000	1,020
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/12	1,600	1,669
New York City Trust for Cultural Resources, Julliard School 2.75%, 7/1/12	1,355	1,374
New York Local Gov't. Assistance Corp., 5.00%, 4/1/12	1,195	1,214
New York State Mortgage Agency, Single Family VRTR, 0.17%, 12/7/11 (1)	1,900	1,900
New York State Thruway Auth., BAN, 2.00%, 7/12/12	1,500	1,515
New York State Thruway Auth., Highway & Bridge, Series A 5.25%, 4/1/12 (2)	300	305
New York State Thruway Auth., Highway & Bridge, Series A1 5.25%, 4/1/12 (2)	200	203
New York State Urban Dev. Corp., Personal Income Tax 5.00%, 12/15/11	650	651
New York State Urban Dev. Corp., Personal Income Tax 5.25%, 3/15/12	300	304
Puerto Rico, 5.00%, 7/1/12	1,060	1,090
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/12	750	753
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/12	1,200	1,254
Triborough Bridge & Tunnel Auth., 5.25%, 11/15/12	650	680
Wells Fargo Stage Trust, Cornell Univ., VRTR, 0.16%, 12/7/11 (1)	3,000	3,000
Wells Fargo Stage Trust, New York City Transitional Fin. Auth. VRTR, 0.16%, 12/7/11 (1)	1,500	1,500
Total Other Municipal Debt (Cost $37,669)		37,669

VARIABLE RATE DEMAND NOTES 44.7%

Dormitory Auth. of the State of New York, Catholic Health VRDN, 0.14%, 12/7/11	1,600	1,600
Dormitory Auth. of the State of New York, Cornell Univ. VRDN, 0.12%, 12/7/11	1,000	1,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

The fund values its financial instruments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $88,649,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 97.2%		
NEW YORK 92.1%		
Albany City IDA, College of Pharmacy, 5.625%, 12/1/34	200	201
Albany City IDA, Saint Peter's Hosp., 5.25%, 11/15/32	1,500	1,432
Albany County Airport Auth., 5.00%, 12/15/26 (1)	2,300	2,467
Albany Municipal Water Fin. Auth., 5.00%, 12/1/33	420	448
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., 5.375%, 10/1/41	2,040	2,106
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., 5.75%, 10/1/26	1,075	1,210
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., 6.00%, 10/1/31	1,025	1,135
Chautauqua County IDA, Dunkirk Power, NRG Energy, IDRB 5.875%, 4/1/42	1,800	1,773
Dormitory Auth. of the State of New York 5.25%, 11/15/23 (Tender 5/15/12)	1,600	1,634
Dormitory Auth. of the State of New York, Augustana Lutheran Home, 5.50%, 8/1/20	790	793
Dormitory Auth. of the State of New York, Brooklyn Law School 5.75%, 7/1/33	1,000	1,080
Dormitory Auth. of the State of New York, Cabrini of Westchester, 5.20%, 2/15/41	4,575	4,789
Dormitory Auth. of the State of New York, Catholic Health Services of Long Island, 5.00%, 7/1/27	3,500	3,520
Dormitory Auth. of the State of New York, Columbia Univ. 5.00%, 7/1/38	1,000	1,072
Dormitory Auth. of the State of New York, Consolidated Service Contract, 5.00%, 7/1/24	1,950	2,147
Dormitory Auth. of the State of New York, Convent of the Sacred Heart, 5.625%, 11/1/35 (1)	750	822
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/25	500	553
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/26	2,000	2,245
Dormitory Auth. of the State of New York, Interfaith Medical Center, 5.00%, 2/15/14	170	185

Dormitory Auth. of the State of New York, Interfaith Medical Center, 5.00%, 2/15/15	500	555
Dormitory Auth. of the State of New York, Maimonides Medical Center, 5.75%, 8/1/35	1,500	1,501
Dormitory Auth. of the State of New York, Manhattan College 5.00%, 7/1/32 (2)	1,400	1,324
Dormitory Auth. of the State of New York, Marymount Manhattan College, 5.25%, 7/1/29	1,250	1,250
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/26	2,500	2,687
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/34	2,815	2,846
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.75%, 7/1/19 (3)	1,000	1,228
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/26	4,500	4,629
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/41	1,000	998
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.125%, 7/1/39	2,000	2,032
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.15%, 7/1/24 (3)	535	573
Dormitory Auth. of the State of New York, Municipal Health 5.00%, 1/15/32	2,500	2,565
Dormitory Auth. of the State of New York, New York Univ. 5.00%, 7/1/39	2,700	2,828
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.00%, 5/1/20	2,000	2,139
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.00%, 5/1/22	1,000	1,050
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.00%, 5/1/41	2,500	2,477
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.50%, 5/1/37	2,500	2,573
Dormitory Auth. of the State of New York, NYU Hosp. Center 5.75%, 7/1/31	2,000	2,081

Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	2,250	2,243
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20	4,000	4,574
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/31	3,455	3,644
Dormitory Auth. of the State of New York, Personal Income Tax 5.375%, 3/15/22 (Prerefunded 3/15/13) (4)	1,550	1,651
Dormitory Auth. of the State of New York, Rochester Institute of Technology, 5.00%, 7/1/25	1,025	1,119
Dormitory Auth. of the State of New York, Rochester Institute of Technology, 5.00%, 7/1/40	1,870	1,940
Dormitory Auth. of the State of New York, Rockefeller Univ., 5.00%, 7/1/27	1,000	1,109
Dormitory Auth. of the State of New York, Rockefeller Univ. 5.00%, 7/1/41	1,000	1,068
Dormitory Auth. of the State of New York, Rockefeller Univ., VR 5.00%, 7/1/32	2,000	2,038
Dormitory Auth. of the State of New York, Saint John's Univ. 5.25%, 7/1/25 (3)	2,000	2,294
Dormitory Auth. of the State of New York, Saint Lawrence Univ. 5.00%, 7/1/14	1,000	1,088
Dormitory Auth. of the State of New York, School District, GO 5.00%, 10/1/26	2,500	2,683
Dormitory Auth. of the State of New York, School District, GO 5.00%, 10/1/25	3,000	3,260
Dormitory Auth. of the State of New York, State Univ. 5.00%, 7/1/37	2,500	2,577
Dormitory Auth. of the State of New York, State Univ. 5.00%, 7/1/38	2,500	2,580
Dormitory Auth. of the State of New York, State Univ. 5.375%, 7/1/23 (Prerefunded 7/1/12) (4)	1,000	1,029
Dormitory Auth. of the State of New York, Teachers College 5.50%, 3/1/39	2,255	2,399
Dormitory Auth. of the State of New York, Univ. of Rochester 5.00%, 7/1/27	915	979

Dormitory Auth. of the State of New York, Univ. of Rochester VR, 0.00%. 7/1/39	2,000	1,861
Dutchess County IDA, Bard College, 5.00%, 8/1/18	750	811
East Rochester Housing Auth., Saint Johns Health 5.00%, 4/20/27	2,420	2,618
Essex County IDA, Int'l. Paper, PCR, 5.20%, 12/1/23 (5)	1,000	1,000
Essex County IDA, Int'l. Paper, PCR, 5.70%, 7/1/16 (5)	1,850	1,965
Hempstead, Adelphi Univ. Civic Fac., 5.25%, 2/1/39	450	471
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	2,450	2,520
Hudson Yards Infrastructure, 5.75%, 2/15/47	3,000	3,173
Huntington Housing Auth., Gurwin Jewish Senior Home 6.00%, 5/1/39	750	683
Long Island Power Auth., 5.00%, 12/1/22 (6)	2,600	2,855
Long Island Power Auth., 5.00%, 9/1/35	5,165	5,256
Long Island Power Auth., 5.00%, 5/1/38	2,000	2,053
Long Island Power Auth., 5.125%, 9/1/29	2,000	2,003
Long Island Power Auth., 6.00%, 5/1/33	1,125	1,262
Long Island Power Auth., 6.25%, 4/1/33	1,395	1,592
Long Island Power Auth., Zero Coupon, 6/1/21 (1)	2,000	1,499
Metropolitan Transportation Auth. 4.75%, 7/1/16 (Prerefunded 7/1/12) (1)(4)	1,215	1,247
Metropolitan Transportation Auth., 5.00%, 11/15/21 (7)	3,500	3,762
Metropolitan Transportation Auth., 5.25%, 11/15/26 (1)	3,000	3,467
Metropolitan Transportation Auth., 5.50%, 11/15/19 (6)	1,000	1,195
Metropolitan Transportation Auth., 6.25%, 11/15/23	815	963
Metropolitan Transportation Auth., 6.50%, 11/15/28	2,100	2,458
Metropolitan Transportation Auth., Dedicated Tax Fund 5.375%, 11/15/27	1,515	1,670
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (6)	1,000	1,006
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (6)	615	619

Monroe County, Public Improvement, GO 5.00%, 3/1/18 (Prerefunded 3/1/12) (4)(6)	2,590	2,621
Monroe County Ind. Dev. Corp., Univ. of Rochester 5.00%, 7/1/36	1,000	1,039
Mount Sinai Union Free School Dist., Suffolk, GO 6.20%, 2/15/17 (7)	1,025	1,259
Mount Sinai Union Free School Dist., Suffolk, GO 6.20%, 2/15/18 (7)	515	645
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	1,000	770
Nassau County Tobacco Settlement Corp., Tobacco Industry STEP, 5.25%, 6/1/26	1,000	884
New York City, 5.25%, 8/1/14 (Prerefunded 8/1/13) (4)	470	508
New York City, GO, 5.00%, 8/1/21	3,625	4,291
New York City, GO, 5.00%, 4/1/26	4,400	4,811
New York City, GO, 5.00%, 8/1/26	3,090	3,398
New York City, GO, 5.00%, 8/1/28	2,000	2,188
New York City, GO, 5.00%, 8/1/35	3,835	4,076
New York City, GO, 5.25%, 8/1/14	2,835	3,045
New York City, GO, VRDN, 0.08%, 4/1/36	1,200	1,200
New York City, GO, VRDN, 0.12%, 8/15/19	1,000	1,000
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (Prerefunded 2/15/12) (1)(4)	1,500	1,517
New York City Health & Hosp. Corp., 5.50%, 2/15/23	2,000	2,215
New York City Housing Dev. Corp., HUD Capital Funding 5.00%, 7/1/25 (6)	2,500	2,623
New York City Housing Dev. Corp., Multi-Family 4.80%, 11/1/35	500	507
New York City Housing Dev. Corp., Multi-Family 4.95%, 11/1/39	2,225	2,254
New York City Housing Dev. Corp., Multi-Family 5.00%, 11/1/42	1,070	1,094
New York City Housing Dev. Corp., Multi-Family 5.35%, 11/1/37 (5)	1,000	1,017

New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,002
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,002
New York City IDA, IDRB, Airis, JFK Int'l, 5.50%, 7/1/28 (5)	3,000	2,587
New York City IDA, New York Univ., 5.375%, 7/1/18 (7)	1,275	1,280
New York City IDA, Terminal One Group, VR, 5.50%, 1/1/24 (5)	2,500	2,582
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (6)	1,800	1,800
New York City Municipal Water Fin. Auth., 4.50%, 6/15/38	2,285	2,299
New York City Municipal Water Fin. Auth., 5.00%, 6/15/29	5,000	5,089
New York City Municipal Water Fin. Auth., 5.00%, 6/15/32	2,250	2,414
New York City Municipal Water Fin. Auth., 5.50%, 6/15/40	5,000	5,484
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	1,300	1,458
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/18	3,000	3,366
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	2,525	2,865
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20 (Prerefunded 8/1/16) (4)	475	556
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/23	4,800	5,646
New York City Transitional Fin. Auth., VRDN, 0.07%, 11/1/22	4,325	4,325
New York City Trust for Cultural Resources, Carnegie Hall 5.00%, 12/1/39	4,500	4,604
New York City Trust for Cultural Resources, Julliard School 2.75%, 1/1/36 (Tender 7/1/12)	2,250	2,283
New York City Trust for Cultural Resources, Museum of Modern Art, 5.00%, 4/1/28	1,000	1,084
New York Convention Center Dev. Corp., Hotel Unit Fee 5.00%, 11/15/21 (7)	1,600	1,708
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	2,000	2,016
New York Liberty Dev. Corp., One Bryant Park, 6.375%, 7/15/49	3,000	3,114
New York Liberty Dev. Corp., World Trace Center 5.75%, 11/15/51	5,000	5,307

New York State Housing Fin. Agency, Multi-Family 5.20%, 11/1/35	2,750	2,798
New York State Housing Fin. Agency, Multi-Family 5.25%, 11/1/41	1,205	1,224
New York State Local Gov't. Assistance Corp., 6.00%, 4/1/14	3,185	3,402
New York State Thruway Auth., 5.00%, 1/1/23 (6)	1,500	1,679
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.00%, 4/1/22	1,000	1,129
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.00%, 4/1/27	5,000	5,391
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.50%, 4/1/13 (3)	2,000	2,036
New York State Thruway Auth., Dedicated Tax Fund, Section B 5.00%, 4/1/28	1,750	1,892
New York State Thruway Auth., Dedicated Tax Fund, Series B 5.00%, 4/1/28	2,650	2,869
Niagara County, GO, 5.25%, 8/15/14 (3)	435	482
Niagara County, GO, 5.25%, 8/15/15 (3)	335	379
Niagara County IDA, Covanta ARC 5.55%, 11/15/24 (Tender 11/15/13) (5)	1,500	1,516
Niagara County IDA, Covanta ARC 5.55%, 11/15/24 (Tender 11/15/15)	800	809
Niagara County IDA, Covanta ARC, Solid Waste 5.45%, 11/15/26 (Tender 11/15/12) (5)	500	506
Oneida County IDA, Hamilton College, 5.00%, 9/15/32	1,125	1,184
Oneida County IDA, Saint Elizabeth Medical Center 5.75%, 12/1/19	1,525	1,525
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	3,000	3,040
Onondaga County, Syracuse Univ., 5.00%, 12/1/36	530	565
Port Auth. of New York & New Jersey, 5.00%, 11/15/27 (7)	1,665	1,800
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	2,000	2,296
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal 6.00%, 12/1/36	1,500	1,565

Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/26	1,680	1,755
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/31	1,500	1,537
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (8)	1,000	832
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (8)	400	375
Suffolk County Economic Dev. Corp., Catholic Health Services of Long Island, 5.00%, 7/1/17	1,020	1,124
Suffolk County Economic Dev. Corp., Catholic Health Services of Long Island, 5.00%, 7/1/28	1,500	1,523
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	955	954
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,103
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,105
Tobacco Settlement Fin. Corp., 4.00%, 6/1/13	1,210	1,269
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19	3,000	3,189
Tobacco Settlement Fin. Corp., 5.50%, 6/1/20	2,025	2,152
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (9)	2,060	2,505
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (7)	2,750	2,839
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/35	1,320	1,387
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/37	255	271
Triborough Bridge & Tunnel Auth., 5.25%, 11/15/38	5,000	5,400
TSASC, Tobacco Industry, 5.00%, 6/1/26	2,000	1,871
United Nations Dev. Corp., 5.00%, 7/1/26	2,425	2,626
Westchester County IDA, Kendal on Hudson 6.50%, 1/1/34 (Prerefunded 1/1/13) (4)	1,000	1,067
		333,036
PUERTO RICO 3.8%		
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (4)	645	769
Puerto Rico, 5.25%, 7/1/30 (Prerefunded 7/1/16) (4)	925	1,102
Puerto Rico Electric Power Auth., 5.25%, 7/1/26	2,000	2,101

Puerto Rico Electric Power Auth., FRN, 0.769%, 7/1/29 (1)	2,200	1,420
Puerto Rico Highway & Transportation Auth. 5.00%, 7/1/36 (Prerefunded 7/1/16) (4)	1,000	1,180
Puerto Rico Public Fin. Corp. 5.50%, 8/1/29 (Prerefunded 2/1/12) (4)	1,120	1,130
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/30	1,540	1,597
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	1,190	1,212
Puerto Rico Sales Tax Fin. Corp., 6.00%, 8/1/39	1,000	1,088
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/44	2,000	2,260
		13,859
VIRGIN ISLANDS 0.9%		
Virgin Islands PFA, 5.00%, 10/1/29	1,500	1,488
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	800	856
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (5)	350	314
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (5)	500	458
		3,116
GUAM 0.4%		
Guam, Gov't Obligation, 5.75%, 12/1/34	1,500	1,521
		1,521
Total Municipal Securities (Cost $338,824)		351,532
Total Investments in Securities		
97.2% of Net Assets (Cost $338,824)		**$ 351,532**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Insured by Radian Asset Assurance Inc.
(3) Insured by National Public Finance Guarantee Corp.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax
(6) Insured by Financial Guaranty Insurance Company

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $338,605,000. Net unrealized gain aggregated $12,927,000 at period-end, of which $15,044,000 related to appreciated investments and $2,117,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.1%		
MARYLAND 93.0%		
Annapolis, GO, 5.00%, 8/1/31	1,000	1,095
Annapolis, Park Place, IDRB, 5.35%, 7/1/34	8,560	7,817
Annapolis, Public Improvement, GO, 4.75%, 8/1/22	1,935	2,160
Annapolis Economic Dev., Saint John's College 5.00%, 10/1/27	940	946
Annapolis Economic Dev., Saint John's College 5.00%, 10/1/32	1,085	1,066
Annapolis Economic Dev., Saint John's College 5.00%, 10/1/36	1,085	1,045
Anne Arundel County, Consolidated Improvement, GO 5.00%, 4/1/22	3,600	4,405
Anne Arundel County, Consolidated Improvement, GO 5.00%, 4/1/23	3,605	4,349
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	3,574	3,575
Anne Arundel County, GO, 4.50%, 3/1/24	2,885	3,120
Anne Arundel County, GO, 4.50%, 3/1/25	1,470	1,572
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,088
Anne Arundel County, National Business Park, 5.625%, 7/1/25	2,000	2,009
Anne Arundel County, National Business Park, 6.10%, 7/1/40	2,550	2,554
Anne Arundel County, Village South Waugh Chapel 6.25%, 7/1/40	5,000	5,026
Anne Arundel County, Water & Sewer, GO, 4.625%, 4/1/34	4,875	5,089
Baltimore City, 5.25%, 4/1/16 (1)(2)	225	229
Baltimore City, Board of Ed. Administration, COP 5.00%, 4/1/16 (2)	3,825	3,857
Baltimore City, Consolidated Public Improvement, GO 5.00%, 10/15/27	1,905	2,137
Baltimore City, Consolidated Public Improvement, GO 5.00%, 10/15/28	1,805	2,007
Baltimore City, Consolidated Public Improvement, GO 5.00%, 10/15/30	1,015	1,107

Baltimore City, Consolidated Public Improvement, GO 5.00%, 10/15/31	1,965	2,127
Baltimore City, Consolidated Public Improvement, GO 5.40%, 10/15/12 (3)	385	398
Baltimore City, Convention Center Hilton Hotel 5.00%, 9/1/32 (4)	2,195	1,914
Baltimore City, Convention Center Hilton Hotel 5.25%, 9/1/20 (4)	4,615	4,576
Baltimore City, Convention Center Hilton Hotel 5.25%, 9/1/22 (4)	1,000	969
Baltimore City, Convention Center Hilton Hotel 5.25%, 9/1/24 (4)	335	315
Baltimore City, Convention Center Hilton Hotel 5.25%, 9/1/26 (4)	2,925	2,705
Baltimore City, Convention Center Hilton Hotel 5.875%, 9/1/39	4,500	4,154
Baltimore City, COP, 5.00%, 10/1/15	2,405	2,712
Baltimore City, GO, 5.00%, 10/15/19 (3)	240	271
Baltimore City, Parking, 5.25%, 7/1/21 (5)	2,135	2,402
Baltimore City, Parking, 6.00%, 7/1/14 (5)	5,155	5,741
Baltimore City, Parking, 6.00%, 7/1/15 (5)	5,460	6,268
Baltimore City, Parking, 6.00%, 7/1/16 (5)	5,785	6,818
Baltimore City, Parking, 6.00%, 7/1/17 (5)	6,135	7,356
Baltimore City, Parking, 6.00%, 7/1/18 (5)	6,505	7,926
Baltimore City, Wastewater, 4.50%, 7/1/23 (3)	2,360	2,550
Baltimore City, Wastewater, 4.50%, 7/1/32 (3)	1,000	1,030
Baltimore City, Wastewater, 5.00%, 7/1/22 (3)	470	527
Baltimore City, Wastewater, 5.00%, 7/1/23 (3)	1,805	2,010
Baltimore City, Wastewater, 5.00%, 7/1/24	1,720	1,939
Baltimore City, Wastewater, 5.00%, 7/1/25 (3)	1,990	2,175
Baltimore City, Wastewater, 5.00%, 7/1/29	3,165	3,413
Baltimore City, Wastewater 5.00%, 7/1/31 (Prerefunded 7/1/16) (3)(6)	485	568

Baltimore City, Wastewater, 5.00%, 7/1/31 (3)	640	668
Baltimore City, Wastewater, 5.00%, 7/1/36	14,750	15,878
Baltimore City, Wastewater, 5.00%, 7/1/37 (3)	5,680	5,938
Baltimore City, Wastewater, 5.00%, 7/1/41	10,635	11,404
Baltimore City, Wastewater, 5.125%, 7/1/34	2,000	2,146
Baltimore City, Wastewater, 5.60%, 7/1/13 (2)	3,100	3,223
Baltimore City, Wastewater, 5.625%, 7/1/39	3,000	3,316
Baltimore City, Water 5.00%, 7/1/23 (Prerefunded 7/1/13) (5)(6)	1,250	1,339
Baltimore City, Water 5.00%, 7/1/24 (Prerefunded 7/1/13) (5)(6)	2,220	2,378
Baltimore City, Water, 5.00%, 7/1/28 (1)(5)	330	388
Baltimore City, Water 5.00%, 7/1/30 (Prerefunded 7/1/15) (2)(6)	1,995	2,280
Baltimore City, Water, 5.125%, 7/1/29	1,250	1,358
Baltimore City, Water, 5.125%, 7/1/42 (5)	1,225	1,250
Baltimore City, Water, 5.375%, 7/1/34	590	639
Baltimore City, Water, 5.60%, 7/1/13 (2)	5,300	5,510
Baltimore City, Water, 5.65%, 7/1/20 (2)	2,200	2,543
Baltimore City, Water, 5.75%, 7/1/39	1,250	1,394
Baltimore City, Water 5.80%, 7/1/15 (Prerefunded 7/1/12) (5)(6)	2,370	2,447
Baltimore City, Water, 6.00%, 7/1/15 (5)	4,405	4,765
Baltimore County, GO, 4.50%, 8/1/29	3,165	3,395
Baltimore County, GO, 5.00%, 11/1/13	4,050	4,405
Baltimore County, GO, 5.00%, 2/1/32	10,000	11,192
Baltimore County, Metropolitan Dist. 71, GO, 5.00%, 2/1/30	6,750	7,342
Baltimore County, Metropolitan Dist. 71, GO, 5.00%, 2/1/38	12,000	12,846
Baltimore County, Metropolitan Dist. 74, GO, 5.00%, 2/1/33	2,800	3,119
Carroll County, Consolidated Public Improvement, GO 4.75%, 11/1/28	4,240	4,596
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (1)	1,820	2,140

Frederick City, GO, 5.00%, 8/1/14 (2)	250	279
Frederick City, Public Improvement, GO, 5.00%, 3/1/27	3,000	3,397
Frederick County, GO, 5.25%, 7/1/16	2,000	2,241
Frederick County, Public Fac., GO, 5.00%, 6/1/25	4,950	5,550
Frederick County, Urbana CDA, 3.00%, 7/1/13	500	513
Frederick County, Urbana CDA, 3.00%, 7/1/14	1,290	1,333
Frederick County, Urbana CDA, 3.00%, 7/1/15	750	777
Frederick County, Urbana CDA, 5.00%, 7/1/40	2,505	2,549
Gaithersburg, Asbury Maryland Obligated Group 5.125%, 1/1/26	2,725	2,608
Gaithersburg, Asbury Maryland Obligated Group 5.125%, 1/1/36	13,100	11,603
Gaithersburg, Asbury Maryland Obligated Group 6.00%, 1/1/15, Acquisition Date: 11/30/09, Acquisition Cost $5,250 (7)	5,250	5,319
Gaithersburg Hosp., 6.50%, 9/1/12 (1)(8)	1,000	1,045
Harford County, GO, 5.00%, 7/15/23	1,370	1,521
Harford County, GO, 5.00%, 7/15/24	1,750	1,939
Harford County, GO, 5.00%, 7/15/25	1,000	1,109
Harford County Economic Dev., Battelle Memorial Institute 5.25%, 4/1/34	8,185	8,274
Howard County, Consolidated Public Improvement, GO 4.50%, 4/15/29	5,145	5,456
Howard County, Consolidated Public Improvement, GO 5.00%, 8/15/17 (Prerefunded 2/15/14) (6)	250	275
Howard County, GO, 4.00%, 8/15/31	4,270	4,335
Howard County, GO, 5.00%, 8/15/27	2,530	2,928
Howard County, GO, COP, 8.15%, 2/15/20	440	594
Howard County, Patuxent Square Apartments, Multi-Family 4.75%, 10/1/36 (Tender 4/1/29) (9)	2,500	2,404
Howard County, Public Improvement, GO, 4.75%, 4/15/28	4,810	5,224
Howard County, Vantage House, 5.00%, 4/1/16	840	796
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,381	1,410

Hyattsville, Univ. Town Center, 5.60%, 7/1/24	2,024	1,997
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,650	3,393
Maryland, GO, 4.50%, 3/15/26	23,340	25,157
Maryland, GO, 5.00%, 3/1/22	18,550	22,302
Maryland, GO, 5.00%, 7/15/23	6,880	7,921
Maryland, State & Local Fac., GO, 5.00%, 8/1/18 (Prerefunded 8/1/13) (6)	1,475	1,588
Maryland, State & Local Fac., GO, 5.00%, 8/1/19 (Prerefunded 8/1/15) (6)	5,000	5,747
Maryland, State & Local Fac., GO, 5.00%, 8/1/22	10,000	11,570
Maryland CDA, Multi-Family, 5.00%, 7/1/36 (9)	4,280	4,286
Maryland CDA, Multi-Family, 5.45%, 7/1/43 (9)	4,335	4,336
Maryland CDA, Multi-Family, 5.875%, 7/1/16	805	807
Maryland CDA, Multi-Family, 6.20%, 7/1/23 (9)	2,120	2,123
Maryland CDA, Residential, 4.55%, 9/1/22 (9)	3,000	3,036
Maryland CDA, Residential, 4.625%, 9/1/27 (9)	8,000	7,889
Maryland CDA, Residential, 4.70%, 9/1/34	8,325	8,233
Maryland CDA, Residential, 4.70%, 9/1/37 (9)	10,610	10,377
Maryland CDA, Residential, 4.75%, 9/1/25 (9)	7,520	7,545
Maryland CDA, Residential, 4.75%, 9/1/26	3,255	3,391
Maryland CDA, Residential, 4.75%, 9/1/27 (9)	7,000	6,999
Maryland CDA, Residential, 4.75%, 9/1/29	2,775	2,825
Maryland CDA, Residential, 4.80%, 9/1/21 (9)	1,000	1,026
Maryland CDA, Residential, 4.85%, 9/1/26 (9)	10,000	10,054
Maryland CDA, Residential, 4.90%, 9/1/26 (9)	4,970	5,007
Maryland CDA, Residential, 4.90%, 3/1/29 (9)	5,890	5,899
Maryland CDA, Residential, 4.90%, 9/1/31 (9)	12,500	12,562
Maryland CDA, Residential, 4.90%, 9/1/36 (9)	6,335	6,278
Maryland CDA, Residential, 4.95%, 9/1/22 (9)	1,820	1,867
Maryland CDA, Residential, 5.00%, 9/1/25	1,865	1,969
Maryland CDA, Residential, 5.00%, 9/1/29 (9)	1,635	1,647

Maryland CDA, Residential, 5.00%, 9/1/34	620	625
Maryland CDA, Residential, 5.05%, 9/1/39	4,125	4,202
Maryland CDA, Residential, 5.10%, 9/1/37 (9)	4,500	4,531
Maryland CDA, Residential, 5.125%, 9/1/28	900	940
Maryland CDA, Residential, 5.125%, 9/1/30	1,065	1,111
Maryland CDA, Residential, 5.20%, 3/1/48 (9)	1,635	1,644
Maryland CDA, Residential, 5.25%, 9/1/19 (9)	545	545
Maryland CDA, Residential, 5.375%, 9/1/22 (9)	875	876
Maryland CDA, Residential, 5.375%, 9/1/39	10,015	10,349
Maryland CDA, Residential, 5.50%, 9/1/31 (9)	2,350	2,445
Maryland CDA, Residential, 5.50%, 9/1/39 (9)	22,985	24,349
Maryland CDA, Residential, 5.65%, 9/1/48	2,255	2,344
Maryland CDA, Residential, 5.75%, 3/1/41 (9)	5,760	6,193
Maryland DOT, 5.00%, 5/1/16 (Prerefunded 5/1/14) (6)	3,500	3,873
Maryland DOT, 5.00%, 5/1/17	3,875	4,619
Maryland DOT, 5.00%, 9/1/22	2,025	2,342
Maryland DOT, 5.00%, 2/15/23	7,990	9,078
Maryland DOT, 5.50%, 2/1/17	910	1,097
Maryland DOT, Aviation Administration, GO, COP 5.00%, 5/1/18 (9)	1,170	1,324
Maryland DOT, Aviation Administration, GO, COP 5.00%, 5/1/19 (9)	1,245	1,407
Maryland DOT, Aviation Administration, GO, COP 5.00%, 5/1/20 (9)	1,315	1,486
Maryland DOT, Aviation Administration, GO, COP 5.00%, 10/15/23 (9)	1,035	1,134
Maryland Economic Dev. Corp., Aviation Administration 5.375%, 6/1/20 (8)(9)	5,040	5,275
Maryland Economic Dev. Corp., Aviation Administration 5.375%, 6/1/21 (8)(9)	9,540	9,796
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/17 (8)(9)	5,870	6,173

Maryland Economic Dev. Corp., CNX Marine Terminal CONSOL Energy, 5.75%, 9/1/25	7,000	7,128
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/22	4,675	4,681
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/34	9,865	9,131
Maryland Economic Dev. Corp., Ports America Chesapeake, 5.75%, 6/1/35	5,700	5,708
Maryland Economic Dev. Corp., Ports America Chesapeake - A 5.375%, 6/1/25	2,500	2,478
Maryland Economic Dev. Corp., Ports America Chesapeake - B 5.375%, 6/1/25	5,500	5,452
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	12,950	15,308
Maryland Economic Dev. Corp., Public Health Lab 5.00%, 6/1/17	6,755	7,975
Maryland Economic Dev. Corp., Public Health Lab 5.00%, 6/1/27	9,750	10,899
Maryland Economic Dev. Corp., Public Health Lab 5.00%, 6/1/28	10,845	12,021
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.00%, 7/1/39	505	460
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/24	575	582
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/30	2,000	1,972
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	2,225	2,114
Maryland Economic Dev. Corp., UMBC Student Housing 5.00%, 7/1/30 (4)	3,000	2,807
Maryland Economic Dev. Corp., UMBC Student Housing 5.00%, 7/1/35 (4)	1,250	1,130
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/20 (10)	200	210
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/21 (10)	2,000	2,093

Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/23 (10)	1,440	1,486
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/26 (10)	1,000	1,015
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/28 (10)	5,280	5,333
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.50%, 6/1/27	3,295	3,437
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.875%, 6/1/43	5,000	5,110
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt 5.875%, 7/1/21 (11)	320	307
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt 6.00%, 7/1/33 (11)	4,000	3,517
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/16	1,015	1,042
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/22	410	408
Maryland HHEFA, Adventist Healthcare, 5.125%, 1/1/23	860	857
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	727
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	6,100	6,163
Maryland HHEFA, Adventist Healthcare, 6.00%, 1/1/26	1,180	1,213
Maryland HHEFA, Adventist Healthcare, 6.125%, 1/1/36	1,500	1,495
Maryland HHEFA, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,536
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/28	6,815	6,961
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/32	4,645	4,736
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/40	2,850	2,866
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/29	5,020	5,760
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	10,965	12,340
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,510	1,517
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,013
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	506
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	8,325	8,404
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,210

Maryland HHEFA, Carnegie Institution of Washington 4.25%, 7/1/37	915	908
Maryland HHEFA, Carnegie Institution of Washington 4.50%, 7/1/40	14,480	14,706
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/36	1,375	1,331
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/40	6,000	5,745
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,078
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	682
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	800	814
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/18	500	508
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/20	500	507
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,800	1,823
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	4,775
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	14,822
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	5,000	5,207
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	9,520	9,969
Maryland HHEFA, Doctors Community Hosp., 4.00%, 7/1/13	720	724
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	4,880	4,803
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	15,820	14,099
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/29	5,000	4,305
Maryland HHEFA, Edenwald, General German Aged People's Home, 5.20%, 1/1/24	625	602
Maryland HHEFA, Edenwald, General German Aged People's Home, 5.40%, 1/1/31	2,350	2,171
Maryland HHEFA, Edenwald, General German Aged People's Home, 5.40%, 1/1/37	3,650	3,272
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	3,470	3,251
Maryland HHEFA, Frederick Memorial Hosp. 5.25%, 7/1/13 (1)(5)	730	753
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (1)	2,480	2,611
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	576
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,272

Maryland HHEFA, Goucher College, 5.375%, 7/1/25	800	825
Maryland HHEFA, Health Pool 85 A & B, VRDN, 0.11%, 4/1/35	2,400	2,400
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (1)(3)	9,600	11,485
Maryland HHEFA, Howard County General, 5.50%, 7/1/21 (1)	5,000	5,245
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.00%, 1/1/17	2,050	2,043
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.30%, 1/1/37	1,000	745
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40	37,000	38,131
Maryland HHEFA, Johns Hopkins Health, 5.50%, 5/15/38 (Prerefunded 5/15/14) (6)	10,590	11,864
Maryland HHEFA, Johns Hopkins Health, Zero Coupon, 7/1/19	9,705	7,161
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac. 5.375%, 7/1/20 (3)	5,550	5,559
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac. 5.50%, 7/1/26 (3)	3,320	3,323
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	5,050	5,149
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/38	23,370	25,384
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,371
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	5,940
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20 (Prerefunded 7/1/14) (6)	625	696
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41	5,300	5,654
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	6,000	6,132
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	17,255	17,679
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/21	855	884
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/24	2,095	2,118
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/27	1,435	1,432
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/35	1,000	965

Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/36	2,000	1,905
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/40	6,910	6,578
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/42	8,260	7,733
Maryland HHEFA, MedStar Health, 5.25%, 8/15/12 (8)	500	502
Maryland HHEFA, MedStar Health, 5.25%, 8/15/38 (3)	10,000	10,158
Maryland HHEFA, MedStar Health, 5.25%, 5/15/46	6,040	6,087
Maryland HHEFA, MedStar Health, 5.375%, 8/15/24	2,500	2,604
Maryland HHEFA, MedStar Health, 5.50%, 8/15/33	19,485	19,722
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	26,085	24,544
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,410	22,408
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (8)	815	859
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/15	275	291
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	873
Maryland HHEFA, Mercy Ridge 6.00%, 4/1/28 (Prerefunded 4/1/13) (6)	1,775	1,925
Maryland HHEFA, Mercy Ridge 6.00%, 4/1/35 (Prerefunded 4/1/13) (6)	3,660	3,970
Maryland HHEFA, Patterson Park Public Charter School 5.75%, 7/1/30	1,515	1,465
Maryland HHEFA, Patterson Park Public Charter School 6.00%, 7/1/40	1,500	1,435
Maryland HHEFA, Patterson Park Public Charter School 6.125%, 7/1/45	2,125	2,045
Maryland HHEFA, Peninsula Regional Medical Center 5.00%, 7/1/36	4,250	4,250
Maryland HHEFA, Sheppard & Enoch Pratt Foundation 5.00%, 7/1/36	85	81
Maryland HHEFA, Sheppard & Enoch Pratt Foundation 5.25%, 7/1/35	10,000	9,919
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	4,200	4,204
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	8,095	8,010

Maryland HHEFA, Union Hosp. of Cecil County, 5.625%, 7/1/32	500	501
Maryland HHEFA, Univ. of Maryland Medical, 4.75%, 7/1/23	1,000	1,043
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/12	175	179
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/18	1,000	1,115
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/29	6,265	6,355
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/31 (3)	1,000	1,036
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/34	11,400	11,594
Maryland HHEFA, Univ. of Maryland Medical, 5.125%, 7/1/39	11,280	11,539
Maryland HHEFA, Univ. of Maryland Medical, 5.25%, 7/1/21	2,925	3,201
Maryland HHEFA, Univ. of Maryland Medical, 5.50%, 7/1/24 (3)	8,725	9,600
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/22 (Prerefunded 7/1/12) (6)	3,000	3,101
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/32 (Prerefunded 7/1/12) (6)	8,170	8,444
Maryland HHEFA, Univ. of Maryland Medical, 7.00%, 7/1/22 (5)	2,140	2,548
Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.08%, 7/1/41	9,200	9,200
Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.13%, 7/1/41	1,300	1,300
Maryland HHEFA, Upper Chesapeake Health, 5.50%, 1/1/28	10,535	10,965
Maryland HHEFA, Upper Chesapeake Health, 6.00%, 1/1/38	5,000	5,265
Maryland HHEFA, Washington County Hosp, Meritus Health 5.75%, 1/1/33	8,475	8,548
Maryland HHEFA, Washington County Hosp, Meritus Health 5.75%, 1/1/38	4,110	4,116
Maryland HHEFA, Washington County Hosp, Meritus Health 6.00%, 1/1/28	1,965	2,028
Maryland HHEFA, Washington County Hosp, Meritus Health 6.00%, 1/1/43	12,455	12,587
Maryland HHEFA, Western Maryland Health, 5.00%, 1/1/14	3,400	3,627
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/20	2,905	3,181
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/25	1,905	2,015

Maryland Ind. Dev. Fin. Auth., Bon Secours Health 5.929%, 8/26/22 (8)	12,800	13,943
Maryland Ind. Dev. Fin. Auth., McDonogh School 4.50%, 9/1/35	3,885	3,943
Maryland Ind. Dev. Fin. Auth., McDonogh School 4.75%, 9/1/40	6,105	6,243
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore 5.50%, 11/1/17	1,430	1,475
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High School, 5.50%, 5/1/20	2,060	2,100
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High School, 6.00%, 5/1/35	3,900	3,915
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.25%, 12/1/12 (9)	1,100	1,125
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.25%, 12/1/13 (9)	1,000	1,029
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.375%, 12/1/14 (9)	1,000	1,041
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.50%, 12/1/15 (9)	1,000	1,045
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.625%, 12/1/16 (9)	1,195	1,264
Maryland Stadium Auth., VRDN, 0.11%, 12/15/14	1,200	1,200
Maryland Transportation Auth., 4.50%, 7/1/41 (8)	2,925	2,948
Maryland Transportation Auth., 5.00%, 7/1/20 (8)	5,020	5,781
Maryland Transportation Auth., 5.00%, 7/1/23	1,010	1,195
Maryland Transportation Auth., 5.00%, 7/1/27 (8)	10,535	11,447
Maryland Transportation Auth., 5.00%, 7/1/28	17,655	19,233
Maryland Transportation Auth., 5.00%, 7/1/29 (8)	1,735	1,797
Maryland Transportation Auth., 5.00%, 7/1/34 (8)	18,130	19,202
Maryland Transportation Auth., 5.00%, 7/1/37 (8)	1,980	2,088
Maryland Transportation Auth., 5.00%, 7/1/38 (8)	4,855	5,116
Maryland Transportation Auth., 5.00%, 7/1/41 (8)	1,650	1,737
Maryland Transportation Auth., 6.80%, 7/1/16 (1)	10,845	12,490

Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.25%, 3/1/13 (3)(9)	7,180	7,330
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.25%, 3/1/20 (3)	4,500	4,589
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.25%, 3/1/21 (3)	4,735	4,828
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.25%, 3/1/27 (3)(9)	10,000	10,117
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.50%, 3/1/16 (3)(9)	8,540	8,694
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.50%, 3/1/19 (3)(9)	8,170	8,302
Montgomery County, Consolidated Public Improvement 5.00%, 2/1/18 (Prerefunded 2/1/12) (6)	1,000	1,018
Montgomery County, Consolidated Public Improvement 5.00%, 5/1/21 (Prerefunded 5/1/17) (6)	4,500	5,383
Montgomery County, Consolidated Public Improvement, GO 5.00%, 6/1/24	5,750	6,362
Montgomery County, Consolidated Public Improvement, GO 5.00%, 5/1/27	11,575	12,658
Montgomery County, Economic Dev., Trinity Health 5.50%, 12/1/16	3,650	3,651
Montgomery County, GO, 4.50%, 7/1/29	16,000	17,035
Montgomery County, GO, VRDN, 0.10%, 6/1/26	1,090	1,090
Montgomery County, GO, Public Improvement, 5.00%, 4/1/13	435	462
Montgomery County, Public Improvement, GO, 5.00%, 7/1/18	3,395	3,841
Montgomery County, Public Improvement, GO, 5.00%, 5/1/25	9,450	10,465
Montgomery County, Trinity Health, 5.00%, 12/1/40	13,240	13,469
Montgomery County, West Germantown Dev. Dist. 5.50%, 7/1/27 (12)	1,000	1,011
Montgomery County Housing Opportunities Commission Multi-Family, 4.70%, 7/1/37 (9)	3,000	2,871
Montgomery County Housing Opportunities Commission, Multi-Family, 5.65%, 11/1/33	7,345	7,368

Montgomery County Housing Opportunities Commission, Multi-Family, 6.10%, 7/1/30	4,620	4,625
Montgomery County Housing Opportunities Commission, Single Family, 4.70%, 7/1/37 (9)	2,445	2,340
Montgomery County Housing Opportunities Commission, Single Family, 4.75%, 7/1/32 (9)	3,305	3,249
Montgomery County Housing Opportunities Commission, Single Family, 4.90%, 7/1/22 (9)	1,825	1,877
Montgomery County Housing Opportunities Commission, Single Family, 5.00%, 7/1/36 (9)	1,950	1,959
Morgan State Univ., Academic & Athletic Fac., 6.05%, 7/1/15 (2)	1,295	1,406
Northeast Maryland Waste Disposal Auth., Montgomery County Resource Recovery Fac., 5.50%, 4/1/16 (3)(9)	16,000	16,800
Northeast Maryland Waste Disposal Auth., Waste Management IDRB, 4.75%, 1/1/12 (9)	1,665	1,669
Northeast Maryland Waste Disposal Auth., Waste Management IDRB, 5.00%, 1/1/12 (9)	6,545	6,563
Prince George's County, 5.25%, 12/1/18 (Prerefunded 12/1/11) (5)(6)	790	798
Prince George's County, 5.25%, 12/1/19 (Prerefunded 12/1/11) (5)(6)	2,970	3,000
Prince George's County, Consolidated Public Improvement, GO 5.00%, 7/15/27	3,880	4,247
Prince George's County, GO, 5.00%, 7/15/24	7,065	7,899
Prince George's County, GO, 5.00%, 7/15/25	5,810	6,442
Prince George's County, GO, 5.00%, 7/15/26	5,575	6,139
Prince George's County, National Harbor, 4.70%, 7/1/15	1,640	1,668
Prince George's County, National Harbor, 5.20%, 7/1/34	6,100	5,578
Saint Mary's County, GO, 5.00%, 10/1/19 (Prerefunded 10/1/12) (6)	1,085	1,128
Univ. System of Maryland 5.00%, 4/1/18 (Prerefunded 4/1/15) (6)	190	216
Univ. System of Maryland, 5.00%, 4/1/18	540	602
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/19 (Prerefunded 4/1/15) (6)	2,010	2,287

Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/19	3,100	3,450
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/23	2,110	2,333
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/24	5,485	6,023
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/25	5,550	6,050
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/26	5,085	5,814
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/26	6,135	6,646
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/27	7,070	8,010
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/28	5,000	5,618
Washington Suburban Sanitary Dist., 5.00%, 6/1/21 (Prerefunded 6/1/15) (6)	5,630	6,428
Washington Suburban Sanitary Dist., GO, 4.75%, 6/1/28	3,305	3,630
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25 (Prerefunded 6/1/15) (6)	620	708
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	7,500	6,626
		1,718,076

PUERTO RICO 3.5%

Puerto Rico, Commonwealth, 5.25%, 7/1/27 (Prerefunded 7/1/16) (6)	1,825	2,174
Puerto Rico, Commonwealth, 5.25%, 7/1/30 (Prerefunded 7/1/16) (6)	1,235	1,471
Puerto Electric Power Auth., FRN, 0.769%, 7/1/29 (8)	4,000	2,582
Puerto Rico Electric Power Auth., 5.25%, 7/1/26	6,045	6,352
Puerto Rico Highway & Transportation Auth., 5.30%, 7/1/35	5,750	5,742
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (8)	5,000	5,561
Puerto Rico Housing Fin. Auth. 5.00%, 12/1/20 (Prerefunded 12/1/13) (6)	2,780	3,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $1,757,188,000. Net unrealized gain aggregated $72,976,000 at period-end, of which $84,743,000 related to appreciated investments and $11,767,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 101.3%		
VIRGINIA 88.2%		
Albemarle County Economic Dev. Auth., Martha Jefferson Hosp. Series C, VRDN, 0.12%, 10/1/48	335	335
Albemarle County Economic Dev. Auth., Martha Jefferson Hosp. Series D, VRDN, 0.12%, 10/1/48	1,900	1,900
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,558
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,002
Alexandria, GO, 5.00%, 6/15/22	1,915	2,135
Alexandria, GO, 5.00%, 6/15/23	2,915	3,226
Alexandria, Public Improvement, GO, 4.50%, 6/15/13	150	152
Alexandria IDA, Episcopal High School, 4.75%, 1/1/36	1,450	1,524
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,784
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,000	4,062
Alexandria IDA, Episcopal High School, 5.00%, 1/1/40	2,920	3,095
Arlington County, GO, 5.00%, 5/15/25	4,355	4,671
Arlington County, Public Improvement, 5.00%, 2/1/21 (Prerefunded 2/1/12) (1)	1,415	1,427
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	7,540	7,682
Bedford County Economic Dev. Auth., Public Fac. 5.25%, 5/1/31 (2)	2,500	2,600
Bedford County IDA, Georgia-Pacific, Nekoosa 5.60%, 12/1/25 (3)	2,500	2,500
Bedford County IDA, Georgia-Pacific, Nekoosa 6.55%, 12/1/25 (3)	2,500	2,502
Bristol, 5.25%, 7/15/26 (Prerefunded 7/15/13) (1)(2)	3,275	3,518
Bristol, 5.75%, 7/15/13 (4)(5)	1,045	1,135
Capital Region Airport Commission, VRDN, 0.15%, 6/1/35	900	900
Charles City County IDA, IDRB, Waste Management 6.25%, 4/1/27 (Tender 4/1/12) (3)	750	761
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (2)	6,235	6,628
Chesapeake Toll Road, 5.625%, 7/15/19	900	902
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,500

Chesterfield County, Public Improvement, GO, 5.00%, 1/1/25	3,750	4,202
Chesterfield County Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/42 (5)	6,430	6,522
Chesterfield County Economic Dev. Auth., PCR, Virginia Electric & Power, 5.00%, 5/1/23	4,930	5,433
Chesterfield County IDA, Virginia Electric & Power, Series 1 5.875%, 6/1/17	500	509
Chesterfield County IDA, Virginia Electric & Power, Series 2 5.875%, 6/1/17	1,500	1,527
Fairfax, GO, 5.00%, 1/15/30	2,000	2,084
Fairfax County, 6.10%, 4/15/32 (Prerefunded 4/15/12) (1)	3,055	3,184
Fairfax County, GO, 4.75%, 6/1/23	6,825	7,043
Fairfax County Economic Dev. Auth., 5.00%, 5/15/25	6,100	6,486
Fairfax County Economic Dev. Auth., Goodwin House 5.125%, 10/1/37	4,000	3,815
Fairfax County Economic Dev. Auth., National Wildlife Federation, 5.25%, 9/1/17 (2)	2,000	2,008
Fairfax County Economic Dev. Auth., Route 28 Transportation 4.50%, 4/1/36	6,550	6,622
Fairfax County Economic Dev. Auth., Route 28 Transportation 5.00%, 4/1/28 (2)	8,065	8,359
Fairfax County Economic Dev. Auth., Route 28 Transportation 5.00%, 4/1/33	6,560	6,643
Fairfax County Economic Dev. Auth., Silver Line Phase I 5.00%, 4/1/36	12,650	13,391
Fairfax County IDA, Inova Health, 5.00%, 5/15/25	2,750	2,998
Fairfax County IDA, Inova Health, 5.50%, 5/15/29	6,250	6,463
Fairfax County IDA, Inova Health, 5.50%, 5/15/35	8,625	9,222
Fairfax County IDA, Inova Health, VRDN, 0.09%, 5/15/26	885	885
Fairfax County IDA, Inova Health, VRDN, 0.09%, 5/15/35	15,430	15,430
Fairfax County Redev. & Housing Auth., 5.00%, 10/1/39	3,290	3,402
Fairfax County Water Auth., 4.00%, 4/1/29	4,125	4,228
Fairfax County Water Auth., 5.80%, 1/1/16 (4)	3,625	3,977

Fauquier County IDA, Fauquier Hosp., 5.00%, 10/1/27	400	401
Fauquier County IDA, Fauquier Hosp., Series A, 5.25%, 10/1/37	555	553
Fauquier County IDA, Fauquier Hosp., Series B, 5.25%, 10/1/37	2,570	2,576
Fredericksburg, GO, 4.75%, 7/15/37	7,790	8,112
Fredericksburg Economic Dev. Auth., Medicorp Health Mary Washington Healthcare, 5.25%, 6/15/21	2,345	2,618
Fredericksburg Economic Dev. Auth., Medicorp Health Mary Washington Healthcare, 5.25%, 6/15/23	2,600	2,876
Fredericksburg IDA, Medicorp Health, Mary Washington Healthcare, 5.125%, 6/15/33	2,300	2,303
Fredericksburg IDA, Medicorp Health, Mary Washington Healthcare, 5.25%, 6/15/27	6,170	6,190
Giles County IDA, PCR, Celanese, 5.95%, 12/1/25 (3)	1,610	1,472
Giles County IDA, PCR, Celanese, 6.45%, 5/1/26 (3)	1,000	1,000
Giles County IDA, PCR, Celanese, 6.625%, 12/1/22 (3)	1,485	1,485
Goochland County IDA, IDRB, Georgia Pacific, Nekoosa 5.65%, 12/1/25 (3)	240	240
Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/23 (2)	2,000	2,101
Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/30 (2)	5,000	5,112
Greater Richmond Convention Center., 5.00%, 6/15/24 (2)	4,795	5,005
Halifax County IDA, Old Dominion Electric Cooperative 5.625%, 6/1/28 (3)(6)	2,955	3,018
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	350	350
Hampton Roads Sanitation Dist., Waste Water, 5.00%, 4/1/26	3,000	3,300
Hampton Roads Sanitation Dist., Waste Water, 5.00%, 4/1/28	6,000	6,521
Hampton Roads Sanitation Dist., Waste Water, 5.00%, 11/1/34	3,000	3,193
Hanover County Economic Dev. Auth., Bon Secours Health VRDN, 0.10%, 11/1/25	3,600	3,600
Hanover County IDA, Bon Secours Health, 6.375%, 8/15/18 (2)	900	1,003
Henrico County, GO, 4.00%, 8/1/28	670	694

Henrico County, Public Improvement, 5.00%, 12/1/25 (Prerefunded 12/1/18) (1)	1,250	1,530
Henrico County Economic Dev. Auth., Bon Secours Health 5.60%, 11/15/30 (Prerefunded 11/15/12) (1)	180	189
Henrico County Economic Dev. Auth., Bon Secours Health 5.60%, 11/15/30	1,000	1,002
Henrico County Economic Dev. Auth., United Methodist Homes 6.70%, 6/1/27 (Prerefunded 6/1/12) (1)	530	547
Henrico County Economic Dev. Auth., United Methodist Homes 6.70%, 6/1/27	1,470	1,478
Henrico County IDA, Bon Secours Health, 6.00%, 8/15/16 (2)	5,020	5,445
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (2)	1,750	2,008
Henrico County Water & Sewer, 4.75%, 5/1/27	4,535	4,949
Henrico County Water & Sewer, 5.00%, 5/1/36	5,000	5,244
Hopewell, Water & Sewer, 5.00%, 7/15/42	3,500	3,613
Hopewell IDA, Smurfit-Stone Container Corp., 5.25%, 6/1/15	2,000	30
James City County, GO, 5.00%, 12/15/27	4,705	5,007
James City County Economic Dev. Auth., Windsormeade 5.40%, 7/1/27	1,500	1,018
James City County Economic Dev. Auth., Windsormeade 5.50%, 7/1/37	2,250	1,382
James City County IDA, Williamsburg Landing, 6.125%, 3/1/32	1,760	1,671
Lexington IDA, Kendal at Lexington, 5.50%, 1/1/37	2,300	1,959
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	150	150
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,395	2,387
Lexington IDA, VMI Dev. Board, 5.00%, 12/1/36	5,925	6,314
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,792
Loudoun County, GO, 5.00%, 5/1/23 (Prerefunded 5/1/14) (1)	2,230	2,462
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	4,000	4,025
Loudoun County IDA, Loudoun Hosp., 6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,250	1,298

Loudoun County Sanitation Auth., Water & Sewer 5.00%, 1/1/24 (2)	1,415	1,559
Loudoun County Sanitation Auth., Water & Sewer 5.00%, 1/1/29	1,355	1,420
Louisa IDA, PCR, Virginia Electric & Power, 1.50%, 11/1/35 (Tender 12/1/14)	2,500	2,499
Lynchburg IDA, Centra Health, VRDN, 0.15%, 1/1/28	800	800
Manassas Park Economic Dev. Auth., 5.00%, 7/15/20	640	678
Manassas Park Economic Dev. Auth., 6.00%, 7/15/35	1,850	1,940
New Port CDA, Special Assessment, 5.60%, 9/1/36	1,000	554
Newport News, GO, 5.00%, 3/1/21	2,000	2,266
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,486
Norfolk, Capital Improvement, GO, 5.00%, 4/1/28	5,000	5,475
Norfolk Airport Auth., 5.00%, 7/1/20	1,385	1,560
Norfolk Airport Auth., 5.00%, 7/1/21	1,000	1,131
Norfolk Economic Dev. Auth., BBL ODU, 5.625%, 11/1/15 (3)	280	248
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (3)	1,435	1,012
Norfolk Parking, 5.00%, 2/1/25 (2)	6,285	6,356
Peninsula Airport Commission, Newport News, GO 5.25%, 7/15/12 (3)	325	333
Peninsula Airport Commission, Newport News, GO 5.375%, 7/15/15 (3)	1,080	1,105
Peninsula Airport Commission, Newport News, GO 5.50%, 7/15/21 (3)	1,385	1,415
Peninsula Ports Auth., Baptist Homes, 5.25%, 12/1/21	1,000	671
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,000	647
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	1,000	632
Peninsula Ports Auth., Bon Secours Health, 5.25%, 8/15/17 (2)	1,925	1,929
Peninsula Town Center CDA, 6.45%, 9/1/37	744	748
Pittsylvania County, GO, 5.75%, 2/1/30	1,500	1,673
Portsmouth, GO, 5.25%, 7/15/21	1,300	1,564

Portsmouth, GO, 5.25%, 7/15/22	1,365	1,627
Portsmouth, GO, 5.25%, 7/15/24	525	613
Portsmouth, GO, 5.25%, 7/15/25	670	775
Powhatan County, GO, 5.00%, 1/15/32	2,000	2,156
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (Prerefunded 7/15/12) (1)(6)	2,515	2,619
Prince William County, 5.25%, 12/1/16 (Prerefunded 6/1/12) (1)	500	513
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,515	1,502
Prince William County IDA, Potomac Hosp., 5.35%, 10/1/36	4,240	4,199
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,173
Prince William County Service Auth., Water & Sewer 5.00%, 7/1/21	3,110	3,354
Prince William County Service Auth., Water & Sewer 5.00%, 7/1/32	3,450	3,694
Richmond, Public Utilities, 5.00%, 1/15/28	1,000	1,093
Richmond, Public Utilities, 5.00%, 1/15/40	10,000	10,551
Richmond Metropolitan Auth., Series 1, 5.25%, 7/15/22 (7)	5,610	6,389
Richmond Metropolitan Auth., Series 2, 5.25%, 7/15/22 (7)	3,000	3,357
Roanoke IDA, Carilion Clinic, 5.00%, 7/1/27 (5)	4,000	4,193
Roanoke IDA, Carilion Clinic, 5.50%, 7/1/20 (2)	1,975	2,016
Roanoke IDA, Carilion Clinic, 5.50%, 7/1/21 (2)	1,615	1,648
Roanoke IDA, Carilion Clinic, 5.75%, 7/1/13 (2)	2,375	2,445
Roanoke IDA, Carilion Clinic, 6.125%, 7/1/17 (2)(4)	7,205	8,554
Russell County IDA, PCR, Appalachian Power, 4.625%, 11/1/21	8,750	9,212
Spotsylvania County Water & Sewer, 5.00%, 6/1/24 (5)	2,575	2,808
Spotsylvania County Water & Sewer, 5.00%, 6/1/25 (5)	1,385	1,519
Spotsylvania County Water & Sewer, 5.00%, 6/1/26 (5)	1,450	1,578
Stafford County Economic Dev. Auth., Medicorp Health Mary Washington Healthcare, 5.25%, 6/15/24	1,000	1,034
Staunton, GO, 6.25%, 2/1/25 (Prerefunded 2/1/14) (1)(6)	1,000	1,134

Tobacco Settlement Fin. Corp., 5.625%, 6/1/37 (Prerefunded 6/1/15) (1)	1,000	1,159
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/47	4,025	2,475
Univ. of Virginia, 5.00%, 6/1/40	11,300	12,122
Univ. of Virginia, TECP, 0.10%, 12/6/11	2,600	2,600
Univ. of Virginia, TECP, 0.15%, 1/11/12	10,000	10,000
Virginia, GO, 5.00%, 6/1/27	2,000	2,236
Virginia, GO, 5.00%, 6/1/30	320	351
Virginia Beach Water & Sewer, 5.00%, 10/1/21 (Prerefunded 10/1/12) (1)	1,910	1,986
Virginia College Building Auth., 21st Century, 4.75%, 2/1/27	6,810	7,282
Virginia College Building Auth., 21st Century, 4.75%, 2/1/29	2,050	2,230
Virginia College Building Auth., 21st Century, 5.00%, 2/1/26	1,860	2,119
Virginia College Building Auth., 21st Century, 5.00%, 2/1/29	3,000	3,337
Virginia College Building Auth., 21st Century VRDN, 0.12%, 2/1/26	4,005	4,005
Virginia College Building Auth., College & Equipment 5.50%, 2/1/13 (Prerefunded 2/1/12) (1)	1,000	1,009
Virginia College Building Auth., Public Higher Ed. Fin. Program 4.50%, 9/1/25	12,350	13,100
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/24	3,290	3,582
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/26	5,500	6,093
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/28	6,000	6,563
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/29	10,000	10,946
Virginia College Building Auth., Washington & Lee Univ. 5.00%, 1/1/14	600	655
Virginia College Building Auth., Washington & Lee Univ. 5.25%, 1/1/31 (2)	5,350	6,337

Virginia College Building Auth., Washington & Lee Univ. 5.75%, 1/1/34	10,000	12,633
Virginia Commonwealth Univ. Health Auth., 4.75%, 7/1/41	7,085	6,963
Virginia Commonwealth Univ. Health Auth. VRDN, 0.10%, 7/1/37	900	900
Virginia Commonwealth Univ. Health Auth. VRDN, 0.12%, 7/1/30 (6)	1,800	1,800
Virginia HDA, Multi-Family, 5.00%, 12/1/39	5,000	5,104
Virginia HDA, Multi-Family, 5.00%, 10/1/44	6,540	6,672
Virginia HDA, Multi-Family, 5.00%, 4/1/45	2,260	2,286
Virginia HDA, Multi-Family, 5.00%, 6/1/45	3,050	3,086
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(3)	4,245	4,248
Virginia HDA, Multi-Family, 5.625%, 6/1/39	1,250	1,322
Virginia HDA, Multi-Family, 5.75%, 6/1/43	4,000	4,232
Virginia HDA, Single Family, 4.75%, 4/1/21 (3)	2,925	3,006
Virginia HDA, Single Family, 4.75%, 10/1/21 (3)	2,850	2,929
Virginia HDA, Single Family, 4.75%, 7/1/22 (3)	3,365	3,407
Virginia HDA, Single Family, 4.80%, 7/1/23 (3)	5,000	5,069
Virginia HDA, Single Family, 4.80%, 7/1/29	10,000	10,373
Virginia HDA, Single Family, 4.85%, 1/1/36 (3)	8,885	8,835
Virginia HDA, Single Family, 5.05%, 7/1/26 (3)	2,600	2,656
Virginia Polytechnic Institute & State Univ., Athletic Fac. 5.125%, 6/1/22 (6)	2,205	2,413
Virginia Polytechnic Institute & State Univ., Athletic Fac. 5.125%, 6/1/23 (6)	2,320	2,536
Virginia Port Auth., 5.00%, 7/1/20 (3)	1,960	2,001
Virginia Port Auth., 5.00%, 7/1/35	3,500	3,739
Virginia Port Auth., 5.00%, 7/1/36	3,500	3,731
Virginia Port Auth., 5.25%, 7/1/18 (2)(3)	1,665	1,745
Virginia Public Building Auth., 5.00%, 8/1/29	1,750	1,921
Virginia Public Building Auth., 5.00%, 8/1/31	10,925	11,876

Virginia Public Building Auth., 5.25%, 8/1/28	1,475	1,640
Virginia Public School Auth., 1997 Resolution, GO 4.50%, 8/1/37	1,475	1,489
Virginia Public School Auth., 1997 Resolution, GO 5.00%, 8/1/28	5,500	6,024
Virginia Public School Auth., 1997 Resolution, GO 5.25%, 8/1/33	1,000	1,080
Virginia Resources Auth., Clean Water, 4.75%, 10/1/26	11,255	12,065
Virginia Resources Auth., Clean Water, 5.00%, 10/1/23 (Prerefunded 10/1/14) (1)	1,250	1,403
Virginia Resources Auth., Clean Water, 5.00%, 10/1/29	1,500	1,709
Virginia Resources Auth., Clean Water, 5.00%, 10/1/31	2,400	2,694
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/30	660	744
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/31	3,390	3,798
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/36	4,665	5,128
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/40	4,775	5,212
Virginia Resources Auth., Infrastructure Pooled Fin. 5.125%, 11/1/38	490	528
Virginia Resources Auth., Infrastructure Pooled Fin. 5.25%, 11/1/25	2,000	2,305
Virginia Resources Auth., Infrastructure Pooled Fin., Series B 5.00%, 11/1/33	5,000	5,381
Virginia Resources Auth., Infrastructure Pooled Fin., Series C 5.00%, 11/1/33	1,910	2,105
Virginia Small Business Fin. Auth., Sentara Healthcare 4.50%, 11/1/25	2,100	2,176
Virginia Small Business Fin. Auth., Sentara Healthcare 5.00%, 11/1/40	10,845	11,213
Virginia Small Business Fin. Auth., Wellmont Health 5.25%, 9/1/37	2,570	2,438
Virginia Transportation Board, 4.75%, 5/15/35	14,500	15,117

Virginia Transportation Board, 5.00%, 5/15/33	7,500	8,092
Virginia Transportation Board, Series B, 5.00%, 5/15/25	3,740	4,118
Virginia Transportation Board, Series D, 5.00%, 5/15/25	1,160	1,277
Washington County IDA, Mountain States Health Alliance 7.25%, 7/1/19	2,595	2,921
Washington County IDA, Mountain States Health Alliance 7.75%, 7/1/38	2,000	2,266
Winchester IDA, Valley Health, 5.125%, 1/1/31	9,470	9,771
Winchester IDA, Valley Health, 5.625%, 1/1/44	1,500	1,556
Winchester IDA, Valley Health, 5.85%, 1/1/44	1,620	1,651
York County Economic Dev. Auth., PCR, Virginia Electric & Power, 4.05%, 5/1/33 (Tender 5/1/14)	2,000	2,118
		757,301

DISTRICT OF COLUMBIA 10.1%

Metropolitan Washington Airports Auth., 5.00%, 10/1/22	5,550	6,312
Metropolitan Washington Airports Auth., 5.00%, 10/1/27 (3)	2,500	2,627
Metropolitan Washington Airports Auth., 5.00%, 10/1/28 (3)	2,000	2,080
Metropolitan Washington Airports Auth., 5.00%, 10/1/35	5,000	5,277
Metropolitan Washington Airports Auth., 5.25%, 10/1/32 (3)(7)	2,050	2,056
Metropolitan Washington Airports Auth., 5.25%, 10/1/32 (Prerefunded 10/1/12) (1)(7)	1,565	1,630
Metropolitan Washington Airports Auth., 5.625%, 10/1/39	15,000	16,193
Metropolitan Washington Airports Auth., 5.75%, 10/1/17 (3)(7)	1,860	1,931
Metropolitan Washington Airports Auth., Dulles Toll Road 5.00%, 10/1/39	8,395	8,658
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	16,715	17,300
Metropolitan Washington Airports Auth., Dulles Toll Road Zero Coupon, 10/1/41 (8)	2,000	1,640
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/29	1,500	1,605

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $836,732,000. Net unrealized gain aggregated $33,189,000 at period-end, of which $39,095,000 related to appreciated investments and $5,906,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.6%		
NEW JERSEY 84.8%		
Bergen County Improvement Auth., Saddlebrook, GO 5.00%, 9/1/29	1,490	1,584
Burlington County Bridge Commission, Gov't. Lease 5.25%, 8/15/19 (Prerefunded 8/15/12) (1)	825	854
Burlington County Bridge Commission, Gov't. Lease, GO 5.00%, 8/15/18 (2)	1,000	1,172
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	1,500	1,265
Cape May Industrial Pollution Control Fin., Atlantic City Electric PCR, 6.80%, 3/1/21 (2)	1,520	1,924
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (2)	1,500	1,635
Essex County Improvement Auth., GO, 5.50%, 10/1/27 (2)	2,205	2,596
Essex County Utilities Auth., Solid Waste, GO, 5.00%, 4/1/20 (3)	1,000	1,111
Garden State Preservation Trust, Farmland, 5.75%, 11/1/28 (9)	1,400	1,732
Garden State Preservation Trust, Space & Farmland 5.25%, 11/1/21 (9)	1,400	1,730
Highland Park, New Jersey Board of Ed., GO, 5.00%, 2/15/25 (9)	1,725	1,877
Hudson County Improvement Auth., Building Project 5.00%, 4/1/27 (9)	2,000	2,108
Hudson County Improvement Auth., Harrison Packaging 5.125%, 1/1/34 (3)	1,050	1,104
Hudson County Improvement Auth., Services Building 5.00%, 4/1/25 (4)	2,000	2,087
Hudson County Improvement Auth., Solid Waste, GO 5.75%, 1/1/35	2,000	2,202
Hudson County Improvement Auth., Special Acquisition 830 Bergen Avenue, GO, 5.00%, 11/15/31	1,260	1,338
Mercer County, GO, 5.00%, 5/1/28	4,250	4,732
Middlesex County Improvement Auth., GO, 5.25%, 9/15/20 (Prerefunded 9/15/13) (1)	1,500	1,629
Middlesex County Improvement Auth., Golf Course, GO 5.25%, 6/1/20	1,310	1,434

Middlesex County Improvement Auth., North Brunswick Township, GO, 5.00%, 10/1/12 (5)	1,130	1,172
Middlesex County Improvement Auth., Student Housing Urban Renewal, 5.00%, 8/15/18	500	522
Middlesex County Improvement Auth., Student Housing Urban Renewal, 5.00%, 8/15/35	1,255	1,238
Middlesex County Pollution Control, Hess, PCR, 6.05%, 9/15/34	2,500	2,530
Middlesex County Utilities Auth., Sewer, 5.00%, 12/15/15 (9)	1,000	1,143
Monmouth County Improvement Auth., Atlantic Highlands GO, 4.75%, 2/1/30	570	611
Monmouth County Improvement Auth., Birkdale College GO, 6.00%, 8/1/38	2,500	2,919
Monmouth County Improvement Auth., GO, 5.00%, 1/15/31	1,000	1,104
Monroe Township Board of Ed., Middlesex County, GO 4.75%, 3/1/33 (3)	1,000	1,044
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (6)	500	475
New Jersey Economic Dev. Auth., American Water Works 5.60%, 11/1/34 (7)	2,500	2,651
New Jersey Economic Dev. Auth., Continental Airlines, IDRB 6.25%, 9/15/19 (7)	1,000	978
New Jersey Economic Dev. Auth., Crane's Mill, 6.00%, 7/1/38	1,000	986
New Jersey Economic Dev. Auth., El Dorado, Dow Chemical Company, 0.70%, 12/1/21 (Tender 4/1/12)	2,760	2,760
New Jersey Economic Dev. Auth., First Mortgage, Winchester Gardens at Ward Homestead, 4.80%, 11/1/13	315	324
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	700	645
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	250	246
New Jersey Economic Dev. Auth., Keswick Pines (Pines @ Whiting), 5.70%, 1/1/18	500	479
New Jersey Economic Dev. Auth., Keswick Pines (Pines @ Whiting), 5.75%, 1/1/24	850	751
New Jersey Economic Dev. Auth., Lease Liberty State Park 5.00%, 3/1/24	1,500	1,531

New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	945	874
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	830	719
New Jersey Economic Dev. Auth., Masonic Charity Foundation 5.50%, 6/1/31	1,000	1,010
New Jersey Economic Dev. Auth., Masonic Charity Foundation 6.00%, 6/1/25	1,000	1,020
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge 5.00%, 7/1/27	3,000	3,094
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge 5.00%, 7/1/34 (2)	1,000	1,015
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge 5.25%, 7/1/26 (2)	1,000	1,101
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge 5.25%, 7/1/31 (2)	2,000	2,072
New Jersey Economic Dev. Auth., Newark Downtown Dist. Management, 5.125%, 6/15/27	400	385
New Jersey Economic Dev. Auth., Presbyterian Homes at Montgomery, 6.375%, 11/1/31	800	706
New Jersey Economic Dev. Auth., Provident Group-Montclai Student Housing, 5.875%, 6/1/42	1,250	1,273
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 3/1/19	2,000	2,263
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 9/1/30	1,615	1,673
New Jersey Economic Dev. Auth., School Fac. Construction 5.125%, 3/1/30	3,500	3,632
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 9/1/17	1,445	1,622
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 9/1/24	2,000	2,207
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 9/1/26	1,670	1,813
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	1,500	1,232

New Jersey Economic Dev. Auth., Saint Barnabas Health Care Zero Coupon, 7/1/16 (2)	3,500	2,845
New Jersey Economic Dev. Auth., The Seeing Eye 5.00%, 12/1/24 (4)	4,450	4,526
New Jersey Economic Dev. Auth., Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	660	652
New Jersey EFA, Georgian Court College, 6.50%, 7/1/33 (Prerefunded 7/1/13) (1)	500	547
New Jersey EFA, Kean Univ., 5.50%, 9/1/36	2,000	2,143
New Jersey EFA, New Jersey Institute of Technology 5.00%, 7/1/31	2,000	2,082
New Jersey EFA, Princeton Univ., 5.00%, 7/1/33	2,000	2,140
New Jersey EFA, Richard Stockton College, 5.375%, 7/1/38	2,000	2,106
New Jersey EFA, Rider Univ., 5.00%, 7/1/37 (6)	1,500	1,460
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (6)	1,000	1,037
New Jersey EFA, Rowan Univ., 5.00%, 7/1/17 (5)	2,540	2,885
New Jersey EFA, Rowan Univ., 5.125%, 7/1/30 (Prerefunded 7/1/13) (1)(5)	1,000	1,073
New Jersey EFA, Rowan Univ., 5.25%, 7/1/22 (Prerefunded 7/1/12) (1)(5)	1,175	1,209
New Jersey EFA, Seton Hall Univ., 5.00%, 7/1/14	1,200	1,309
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/12	135	135
New Jersey EFA, Stevens Institute of Technology, 5.25%, 7/1/22	2,000	2,129
New Jersey EFA, Stevens Institute of Technology 5.00%, 7/1/12 (8)	115	118
New Jersey EFA, The College of New Jersey, 5.375%, 7/1/17 (5)	1,330	1,361
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32	2,150	2,509
New Jersey HFFA, AHS Hosp., 5.00%, 7/1/27	2,500	2,549
New Jersey HFFA, AHS Hosp., 6.00%, 7/1/37	1,000	1,091
New Jersey HFFA, Atlantic City Medical, 5.75%, 7/1/25 (Prerefunded 7/1/12) (1)	885	913
New Jersey HFFA, Atlanticare Regional Medical Center 5.00%, 7/1/27	1,570	1,598

New Jersey HFFA, Atlanticare Regional Medical Center 5.75%, 7/1/25	1,475	1,490
New Jersey HFFA, Catholic Health East, 4.75%, 11/15/29	4,110	4,042
New Jersey HFFA, Hackensack Univ. Medical Center 5.00%, 1/1/34	2,700	2,616
New Jersey HFFA, Holy Name Medical Center, 5.00%, 7/1/25	3,315	3,224
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	245
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	995	996
New Jersey HFFA, Pascack Valley Hosp. Assn. 6.50%, 7/1/23 (10)(11)	750	—
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. 5.00%, 7/1/31	4,750	4,870
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. at Hamilton 5.00%, 7/1/25 (6)	2,485	2,407
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	1,000	779
New Jersey HFFA, South Jersey Hosp., 5.00%, 7/1/36	1,000	987
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21 (Prerefunded 7/1/12) (1)	2,000	2,066
New Jersey HFFA, Saint Barnabas Health, Zero Coupon, 7/1/31	230	64
New Jersey HFFA, Saint Barnabas Health Care, 5.625%, 7/1/32	3,000	3,014
New Jersey HFFA, Saint Barnabas Health Care VRDN, 0.10%, 7/1/38	1,000	1,000
New Jersey HFFA, Virtua Health, 5.75%, 7/1/33	2,500	2,640
New Jersey HFFA, Virtua Health, VRDN, 0.09%, 7/1/43	1,170	1,170
New Jersey Higher Ed. Student Assistance Auth., Student Loan 5.00%, 12/1/21 (7)	1,555	1,618
New Jersey Higher Ed. Student Assistance Auth., Student Loan 5.625%, 6/1/30	2,000	2,120
New Jersey Higher Ed. Student Assistance Auth., Student Loan 6.00%, 6/1/15 (2)(7)	925	928
New Jersey Higher Ed. Student Assistance Auth., Student Loan 6.125%, 6/1/30 (3)(7)	2,000	2,085

New Jersey Housing & Mortgage Fin. Agency, Multi-Family 5.50%, 5/1/22 (7)(9)	325	325
New Jersey Housing & Mortgage Fin. Agency, Multi-Family 5.70%, 5/1/20 (9)	385	386
New Jersey Housing & Mortgage Fin. Agency, Multi-Family 6.25%, 11/1/26 (9)	465	469
New Jersey Housing & Mortgage Fin. Agency, Single-Family 5.00%, 10/1/37	1,975	2,012
New Jersey Housing & Mortgage Fin. Agency, Single-Family 5.375%, 4/1/30 (7)	460	471
New Jersey Housing & Mortgage Fin. Agency, Single Family 6.375%, 10/1/28	2,310	2,560
New Jersey Transportation Trust Fund Auth. 5.00%, 12/15/27 (4)	2,500	2,669
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/31	2,500	2,708
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/19 (Prerefunded 12/15/11) (1)(2)	1,250	1,253
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38 (Prerefunded 12/15/18) (1)(3)	45	58
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	1,955	2,164
New Jersey Transportation Trust Fund Auth. Capital Appreciation, Zero Coupon, 12/15/29 (9)	6,000	2,151
New Jersey Turnpike Auth., 5.00%, 1/1/35	2,650	2,763
New Jersey Turnpike Auth., 5.00%, 1/1/36	2,015	2,088
New Jersey Turnpike Auth., 5.25%, 1/1/40	3,000	3,144
Newark Housing Auth., South Ward Police, GO 6.75%, 12/1/38 (3)	1,000	1,160
North Hudson Sewerage Auth., 5.25%, 8/1/18 (5)	2,000	2,037
North Hudson Sewerage Auth., Zero Coupon, 8/1/20 (2)	2,350	1,610
Passaic County Improvement Auth., 200 Hosp. Place, GO 5.00%, 5/1/42	1,500	1,569
Rutgers Univ., 5.00%, 5/1/31	1,000	1,074
Salem County Pollution Control Fin. Auth., Atlantic City Electric PCR, 4.875%, 6/1/29	2,500	2,590

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $238,569,000. Net unrealized gain aggregated $7,062,000 at period-end, of which $9,730,000 related to appreciated investments and $2,668,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 101.5%		
MARYLAND 97.0%		
Anne Arundel County, 5.25%, 3/1/16 (Prerefunded 3/1/12) (1)	500	506
Anne Arundel County, GO, 5.00%, 3/1/13	600	635
Anne Arundel County, GO, 5.00%, 3/1/15	1,670	1,892
Anne Arundel County, GO, 5.00%, 4/1/15	735	836
Anne Arundel County, GO, 5.00%, 3/1/16	3,255	3,788
Anne Arundel County, GO, 5.00%, 4/1/16	680	795
Baltimore City, Consolidated Public Improvement, GO 3.00%, 10/15/12	1,040	1,065
Baltimore City, Convention Center, 5.25%, 9/1/17 (2)	535	542
Baltimore City, COP, 5.00%, 10/1/14	4,280	4,716
Baltimore City Board of School Commissioners, GO 4.00%, 5/1/12	1,175	1,194
Baltimore County, 5.25%, 8/1/16 (Prerefunded 8/1/12) (1)	350	361
Baltimore County, Consolidated Public Improvement 4.125%, 8/1/14 (Prerefunded 8/1/12) (1)	350	359
Baltimore County, Consolidated Public Improvement, GO 5.00%, 8/1/13	2,250	2,422
Baltimore County, GO, 3.75%, 8/1/13	50	53
Baltimore County, Metropolitan Dist., GO, 5.00%, 8/1/12	575	593
Baltimore County, Metropolitan Dist., GO, 5.25%, 9/1/12	1,455	1,510
Carroll County, Consolidated Public Improvement, GO 4.00%, 11/1/15	2,990	3,347
Frederick County, 5.00%, 12/1/14 (3)	2,000	2,256
Gaithersburg, Asbury Maryland Obligated Group Acquisition Date: 11/30/09, Acquisition Cost $3,750 6.00%, 1/1/15 (4)	3,750	3,799
Harford County, GO, 5.00%, 7/1/12	2,475	2,545
Harford County, GO, 5.00%, 7/1/13	1,400	1,503
Harford County, GO, 5.00%, 7/1/15	3,050	3,501
Harford County, GO, 5.00%, 7/15/15	250	287
Howard County, GO, 5.00%, 8/15/15	7,700	8,861

Howard County, Vantage House, 5.00%, 4/1/12	600	599
Maryland, Capital Improvement, GO, 5.25%, 2/15/13	1,000	1,059
Maryland, GO, 5.00%, 8/1/14	750	837
Maryland, State & Local Fac., 5.00%, 8/1/15 (Prerefunded 8/1/13) (1)	1,670	1,798
Maryland, State & Local Fac., 5.00%, 8/1/16 (Prerefunded 8/1/14) (1)	1,960	2,188
Maryland, State & Local Fac., GO, 4.00%, 8/1/15	7,295	8,122
Maryland, State & Local Fac., GO, 5.00%, 2/15/13	1,530	1,616
Maryland, State & Local Fac., GO, 5.00%, 8/1/13	1,050	1,130
Maryland, State & Local Fac., GO, 5.00%, 8/1/15	4,520	5,195
Maryland CDA, Residential, 4.10%, 9/1/13 (5)	1,650	1,695
Maryland CDA, Residential, 4.30%, 9/1/13 (5)	1,605	1,654
Maryland DOT, 3.00%, 5/15/12	1,000	1,013
Maryland DOT, 4.00%, 9/1/12	2,375	2,443
Maryland DOT, 5.00%, 3/1/12	5,000	5,061
Maryland DOT, 5.00%, 5/1/12	1,960	2,000
Maryland DOT, 5.00%, 5/1/13	2,180	2,324
Maryland DOT, 5.00%, 11/1/14	4,285	4,823
Maryland DOT, GO, COP, 5.00%, 5/1/12 (5)	1,000	1,018
Maryland DOT, GO, COP, 5.00%, 5/1/13 (5)	1,375	1,448
Maryland Economic Dev. Corp., 5.00%, 6/1/15 (Prerefunded 6/1/12) (1)	450	463
Maryland Economic Dev. Corp., Aviation Administration 5.25%, 6/1/12 (5)(6)	5,560	5,697
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/13 (5)(6)	200	214
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/14 (5)(6)	3,265	3,454
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt 4.75%, 12/1/11	480	480

Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/15	4,800	5,442
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County Student Housing, 5.00%, 7/1/14 (2)	500	520
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/12 (8)	1,630	1,656
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/13 (8)	460	480
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/14 (8)	150	160
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/15 (8)	200	216
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/17 (8)	390	422
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	355	356
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/16	200	205
Maryland HHEFA, Anne Arundel Health, 3.00%, 7/1/12	1,000	1,011
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/17	350	372
Maryland HHEFA, Frederick Memorial Hosp. 5.25%, 7/1/13 (3)(9)	810	835
Maryland HHEFA, Greater Baltimore Medical Center 3.50%, 7/1/15	150	156
Maryland HHEFA, Health Pool 85 A & B, VRDN, 0.11%, 4/1/35	2,500	2,500
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.00%, 1/1/17	120	120
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/46 (Tender 5/15/13)	6,315	6,720
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/48 (Tender 5/15/15)	700	785
Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 11/15/19 (Prerefunded 11/15/13) (1)	3,250	3,536
Maryland HHEFA, Johns Hopkins Hosp., 5.125%, 11/15/34 (Prerefunded 11/15/13) (1)	1,515	1,652
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/13	1,500	1,609

Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/13	245	251
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/12	1,000	1,024
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/13	250	264
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	375	404
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/16	1,500	1,653
Maryland HHEFA, Lifebridge Health, VRTR, 0.29%, 1/1/38	600	600
Maryland HHEFA, Medstar Health, 5.00%, 8/15/14	2,000	2,170
Maryland HHEFA, Medstar Health, 5.75%, 8/15/14	2,000	2,206
Maryland HHEFA, Mercy Medical Center, 4.25%, 7/1/13 (10)	50	51
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/12	1,365	1,384
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/14	100	105
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/13	150	157
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/16	140	152
Maryland HHEFA, Mercy Ridge, 6.00%, 4/1/35 (Prerefunded 4/1/13) (1)	1,300	1,410
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.00%, 1/1/12	1,995	1,999
Maryland HHEFA, Meritus Health, Washington County Hosp. 5.00%, 1/1/14	500	519
Maryland HHEFA, Univ. of Maryland Medical, 4.00%, 7/1/12 (10)	100	102
Maryland HHEFA, Univ. of Maryland Medical, 4.00%, 7/1/13	3,250	3,380
Maryland HHEFA, Univ. of Maryland Medical, 4.00%, 7/1/14 (10)	125	133
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/14	100	108
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/16	1,000	1,102
Maryland HHEFA, Univ. of Maryland Medical, 5.75%, 7/1/17 (Prerefunded 7/1/12) (1)	2,100	2,167
Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.08%, 7/1/41	2,900	2,900
Maryland HHEFA, Western Maryland Health, 4.00%, 1/1/12	105	105
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/12	990	1,013

Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt Foundation, VR, 4.25%, 12/31/11	255	255
Maryland Ind. Dev. Fin. Auth., Synagro/Baltimore Wastewater IDRB, 5.125%, 12/1/11 (5)	800	800
Maryland Transportation Auth., 4.00%, 7/1/17 (6)	360	410
Maryland Transportation Auth., 5.25%, 7/1/14 (6)	675	754
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 4.50%, 3/1/14 (10)	440	448
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport Parking, 5.25%, 3/1/14 (5)(10)	2,500	2,549
Maryland Transportation Auth., Federal Highway, GAN, RAN 5.00%, 3/1/12	225	228
Maryland Transportation Auth., GO, 5.00%, 7/1/17	450	534
Montgomery County, Dept. of Liquor Control, 5.00%, 4/1/13	1,020	1,081
Montgomery County, Dept. of Liquor Control, 5.00%, 4/1/14	1,180	1,294
Montgomery County, GO, 5.00%, 8/1/13	5,000	5,383
Montgomery County, GO, 5.00%, 7/1/14	4,935	5,493
Montgomery County, GO, 5.00%, 8/1/14	1,000	1,116
Montgomery County, GO, 5.00%, 7/1/15	5,000	5,733
Montgomery County, GO, VRDN, 0.10%, 6/1/26	3,355	3,355
Montgomery County, Metrorail Parking Surcharge 5.00%, 6/1/13	1,860	1,979
Montgomery County, Metrorail Parking Surcharge 5.00%, 6/1/15	2,060	2,318
Northeast Maryland Waste Disposal Auth., Harford County 5.25%, 3/15/14 (5)(10)	250	251
Northeast Maryland Waste Disposal Auth., Montgomery County Resource Recovery Fac., 5.50%, 4/1/14 (5)(10)	2,000	2,111
Northeast Maryland Waste Disposal Auth., Waste Management IDRB, 4.75%, 1/1/12 (5)	340	341
Prince George's County, Consolidated Public Improvement 3.50%, 9/15/13 (Prerefunded 9/15/12) (1)(7)	625	647

Prince George's County, Consolidated Public Improvement 5.25%, 12/1/16 (Prerefunded 12/1/11) (1)(9)	850	859
Prince George's County, Consolidated Public Improvement 5.25%, 12/1/20 (Prerefunded 12/1/11) (1)(9)	1,500	1,515
Prince George's County, Consolidated Public Improvement, GO 5.00%, 10/1/13	515	558
Prince George's County, Consolidated Public Improvement, GO 5.00%, 9/15/16	3,995	4,719
Prince George's County, GO, 5.00%, 9/15/15	3,465	3,993
Prince George's County, National Harbor, 4.70%, 7/1/15	500	509
Univ. System of Maryland, 3.00%, 4/1/14	4,010	4,235
Univ. System of Maryland, Auxiliary Fac. & Tuition 4.00%, 4/1/12	1,140	1,155
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/13 (Prerefunded 4/1/12) (1)	730	742
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/13	570	579
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/13	1,160	1,232
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/14	1,640	1,808
Washington Suburban Sanitation Dist., GO, 5.00%, 6/1/14	7,500	8,323
		225,116
PUERTO RICO 2.4%		
Puerto Rico Electric Power Auth., 5.00%, 7/1/12	2,000	2,046
Puerto Rico Electric Power Auth., 5.25%, 7/1/13 (7)	1,690	1,788
Puerto Rico Electric Power Auth., 5.25%, 7/1/15	1,500	1,641
		5,475
VIRGIN ISLANDS 1.3%		
Virgin Islands PFA, 4.00%, 10/1/12	300	305
Virgin Islands PFA, 4.00%, 10/1/13	1,015	1,047

Virgin Islands PFA, 4.00%, 10/1/14	555	577
Virgin Islands PFA, 5.00%, 10/1/16	350	382
Virgin Islands PFA, Diageo, 6.00%, 10/1/14	750	816
		3,127
DISTRICT OF COLUMBIA 0.8%		
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/12 (7)	415	426
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/14	1,280	1,410
		1,836
Total Municipal Securities (Cost $233,801)		235,554
Total Investments in Securities		
101.5% of Net Assets (Cost $233,801)		**$ 235,554**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Insured by XL Capital Assurance Inc.
(3) Escrowed to maturity
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,799 and represents 1.6% of net assets.
(5) Interest subject to alternative minimum tax
(6) Insured by Assured Guaranty Municipal Corp.
(7) Insured by National Public Finance Guarantee Corp.
(8) Insured by Assured Guaranty U.S. Holdings
(9) Insured by Financial Guaranty Insurance Company
(10) Insured by AMBAC Assurance Corp.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GAN Grant Anticipation Note
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDRB Industrial Development Revenue Bond

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $233,766,000. Net unrealized gain aggregated $1,788,000 at period-end, of which $2,010,000 related to appreciated investments and $222,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 97.6%		
GEORGIA 93.1%		
Albany, Sewerage, 5.00%, 7/1/17 (1)	1,000	1,160
Alpharetta, GO, 5.00%, 5/1/25	1,000	1,097
Alpharetta, Public Improvement, GO, 5.00%, 5/1/23	1,125	1,254
Americus & Sumter County Hosp. Auth., Magnolia Manor 6.25%, 5/15/19	467	458
Assn. County Commissioners of Georgia, 5.25%, 4/1/24 (2)	1,000	1,055
Athens-Clarke County, Water & Sewerage, 5.50%, 1/1/38	1,000	1,080
Athens-Clarke County, Water & Sewerage, 5.625%, 1/1/33	1,500	1,645
Athens-Clarke County Unified Gov't. Dev. Auth., Univ. of Georgia Athletic Assn., VRDN, 0.15%, 8/1/33	1,100	1,100
Atlanta, Eastside Project, Tax Allocation, 5.60%, 1/1/30	500	499
Atlanta, Princeton Lakes, 5.50%, 1/1/31	425	396
Atlanta Airport, 5.00%, 1/1/25	330	355
Atlanta Airport, 5.00%, 1/1/35	1,000	1,025
Atlanta Airport, 5.25%, 1/1/30	900	949
Atlanta Water & Sewer, Wasterwater, 5.25%, 11/1/34 (1)	1,000	1,056
Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	1,000	1,108
Augusta, Regional Airport, 5.15%, 1/1/35	1,770	1,618
Augusta, Regional Airport, 5.45%, 1/1/31 (3)	1,130	1,024
Barrow County, GO, 5.00%, 10/1/26 (4)	825	891
Burke County Dev. Auth., Oglethorpe Power, Vogtle 5.50%, 1/1/33	1,000	1,040
Burke County Dev. Auth., PCR, Georgia Power, Vogtle 5.05%, 11/1/48 (Tender 1/12/12)	1,000	1,005
Camden County Public Service Auth., St. Mary's City, GO 4.50%, 12/1/31	650	663
Camden County Public Service Auth., St. Mary's City, GO 4.50%, 12/1/32	550	557
Camden County Public Service Auth., St. Mary's City, GO 5.00%, 12/1/28	1,000	1,096

Carroll City & County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/40	2,250	2,278
Cartersville Dev. Auth., IDRB, Anheuser-Busch 5.10%, 2/1/12 (3)	450	453
Cherokee County School Dist., GO, 5.00%, 8/1/28 (4)	1,450	1,559
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/25 (1)	1,000	1,110
Cherokee County Water & Sewerage Auth., 5.50%, 8/1/23 (5)	2,050	2,430
Clayton County Water Auth., 5.00%, 5/1/20 (Prerefunded 5/1/13) (6)	405	440
Clayton County Water Auth., 5.00%, 5/1/20	595	639
Cobb County Dev. Auth., Solid Waste Management 2.00%, 4/1/33 (Tender 10/1/14)	2,000	1,996
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (3)	1,000	956
Cobb County Hosp. Auth., WellStar Health, 5.25%, 4/1/23 (7)	1,000	1,045
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (7)	2,565	2,683
Cobb County Kennestone Hosp. Auth., WellStar Health 6.25%, 4/1/34 (7)	1,515	1,699
Cobb County-Marietta Water Auth., 5.25%, 11/1/21 (Prerefunded 11/1/12) (6)	1,000	1,066
Columbia County Water & Sewer, 4.50%, 6/1/33	1,750	1,780
Columbia County Water & Sewer, 5.00%, 6/1/24 (Prerefunded 6/1/14) (6)(8)	895	993
Columbia County Water & Sewer, 5.00%, 6/1/24	105	113
Columbus Water & Sewer, 5.00%, 5/1/18 (5)	1,000	1,077
Coweta County Dev. Auth., Newnan Water & Sewer 5.00%, 7/1/20 (Prerefunded 7/1/15) (5)(6)	1,000	1,138
Coweta County Dev. Auth., Piedmont Health Care 5.00%, 6/15/45	3,000	2,995
Coweta County Water & Sewer Auth., 5.00%, 6/1/26 (Prerefunded 6/1/15) (6)(7)	1,355	1,542
Coweta County Water & Sewer Auth., GO, 5.00%, 6/1/32	2,000	2,094
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (3)	1,000	1,011

Decatur County School Dist., GO, 5.00%, 10/1/32 (1)	1,000	1,022
DeKalb County Water & Sewer, 5.00%, 10/1/35 (1)	1,980	2,039
Dekalb County Water & Sewer, 5.25%, 10/1/32 (1)	3,250	3,486
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.25%, 11/15/39	3,480	3,580
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28	1,000	1,165
Effingham County Dev. Auth., PCR, Georgia Pacific, Fort James 5.625%, 7/1/18 (3)	2,005	2,005
Floyd County Hosp. Auth., Floyd Medical Center, GO 5.25%, 7/1/33	1,000	1,047
Forsyth County, GO, 5.00%, 3/1/28	2,000	2,209
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	2,495	2,592
Fulton County, Water & Sewer Auth., 5.00%, 1/1/28	2,000	2,201
Fulton County Dev. Auth., Catholic Health East 6.00%, 11/15/28	3,000	3,251
Fulton County Dev. Auth., Georgia Tech Fac., 5.00%, 6/1/34	1,450	1,520
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/21	1,000	1,016
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/28	1,000	1,110
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/30	2,480	2,718
Fulton County Dev. Auth., Piedmont Healthcare 5.25%, 6/15/37	2,500	2,551
Fulton County Dev. Auth., Woodruff Arts Center 5.25%, 3/15/24	2,500	2,626
Fulton County Residential Care Fac. for the Elderly Canterbury Court, 6.125%, 2/15/26	750	691
Gainesville Water & Sewer, 6.00%, 11/15/12 (4)	470	487
Georgia, GO, 5.00%, 7/1/21	1,750	2,025
Georgia, GO, 5.00%, 7/1/21	1,000	1,177
Georgia, GO, 5.00%, 1/1/26	1,000	1,148
Georgia, GO, 5.00%, 5/1/29	500	566

Georgia Housing & Fin. Auth., Single Family, 4.75%, 12/1/22	1,000	1,005
Georgia Housing & Fin. Auth., Single Family, 5.25%, 12/1/37 (3)	995	1,008
Georgia Housing & Fin. Auth., Single Family, 5.375%, 6/1/39	830	864
Georgia Municipal Gas Auth., 5.00%, 4/1/15	2,500	2,781
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/29	1,075	1,168
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/38	5,250	5,520
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/41	2,000	2,142
Glynn-Brunswick Memorial Hosp. Auth., 5.625%, 8/1/34	1,535	1,565
Gwinnett County Dev. Auth., Gwinnett County School Dist. GO, COP, 5.25%, 1/1/25 (5)	1,000	1,198
Gwinnett County Hosp. Auth., RAC, 5.50%, 7/1/39 (1)	1,110	1,161
Gwinnett County School Dist., GO, 5.00%, 2/1/25 (Prerefunded 2/1/18) (6)	2,100	2,523
Gwinnett County School Dist., GO, 5.00%, 2/1/28	1,000	1,182
Gwinnett County School Dist., GO, 5.00%, 2/1/32	2,565	2,756
Gwinnett County Water & Sewer Auth., GO, 5.00%, 8/1/22	1,500	1,742
Habersham County School Dist., GO, 5.00%, 4/1/27	1,000	1,089
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, 5.375%, 2/15/40	2,760	2,761
Henry County Water & Sewer Auth., 5.125%, 2/1/20 (5)	1,000	1,061
Houston County Hosp. Auth., Healthcare, 5.25%, 10/1/35	1,000	1,001
Houston County Hosp. Auth., Houston Healthcare 5.25%, 10/1/42	1,000	986
Jefferson School Dist., GO, 5.25%, 2/1/33	2,500	2,698
LaGrange Troup County Hosp. Auth., 5.50%, 7/1/38	1,500	1,548
Macon-Bibb County Hosp. Auth., Central Georgia Health 5.00%, 8/1/35	1,685	1,693
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/14	1,225	1,313

Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/17	1,000	1,105
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/22	1,000	980
Metropolitan Atlanta Rapid Transit Auth., TECP, 0.16%, 12/2/11	5,080	5,080
Monroe County Dev. Auth., 0.80%, 7/1/25 (Tender 6/21/12)	2,000	2,003
Municipal Electric Auth., 5.00%, 1/1/21	1,000	1,157
Municipal Electric Auth., 5.00%, 11/1/28	2,500	2,670
Municipal Electric Auth., 5.25%, 1/1/21	1,000	1,177
Municipal Electric Auth., 5.50%, 1/1/26	1,000	1,095
Municipal Electric Auth., 6.50%, 1/1/12 (9)	35	35
Municipal Electric Auth., 6.50%, 1/1/12	125	126
Municipal Electric Auth., 6.60%, 1/1/18 (9)	175	209
Municipal Electric Auth., 6.60%, 1/1/18	840	967
Municipal Electric Auth., 6.60%, 1/1/18 (Prerefunded 1/1/13) (6)	20	23
Municipal Electric Auth., 6.00%, 1/1/23	1,000	1,160
Municipal Electric Auth., 7.25%, 1/1/24 (7)	1,000	1,342
Paulding County School Dist., GO, 5.00%, 2/1/33	2,500	2,581
Paulding County School Dist., GO, 6.00%, 2/1/13 (5)	710	734
Paulding County Water & Sewer, 6.00%, 12/1/13 (5)	440	459
Richmond County Hosp. Auth., Univ. Health, 5.50%, 1/1/36	2,000	2,010
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (3)	1,500	1,478
Rockdale County Water & Sewer Auth., GO, 5.00%, 7/1/29 (1)	2,210	2,415
Savannah, 5.00%, 1/1/15	500	550
Savannah, 5.00%, 1/1/16	1,500	1,684
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/24	555	544
Savannah Economic Dev. Auth., IDRB, Waste Management 5.50%, 7/1/16 (3)	1,500	1,709

Thomasville Hosp. Auth., Archbold Medical Center 5.375%, 11/1/40	3,020	3,049
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, 5.00%, 10/1/20	1,000	1,070
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, 5.00%, 10/1/22	575	604
Walton County School Dist., GO, 5.00%, 8/1/25 (5)	1,000	1,059
Walton County Water & Sewer Auth., Oconee County Hard Creek, GO, 5.00%, 2/1/28 (1)	900	957
Wells Fargo Stage Trust, Emory Univ., VRTR, 0.16%, 9/1/39 (10)	1,300	1,300
Wells Fargo Stage Trust, GO, VRTR, 0.16%, 11/1/31 (10)	600	600
		178,157
PUERTO RICO 3.8%		
Puerto Rico Electric Power Auth., 5.00%, 7/1/28	600	605
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (Prerefunded 7/1/15) (6)(11)	1,025	1,182
Puerto Rico Electric Power Auth., 5.25%, 7/1/26	1,000	1,051
Puerto Rico Electric Power Auth., FRN, 0.769%, 7/1/29 (1)	1,000	646
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	990	1,008
Puerto Rico Sales Tax Fin. Corp., 5.375%, 8/1/39	1,020	1,050
Puerto Rico Sales Tax Fin. Corp., 5.50%, 8/1/42	500	521
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/35	1,000	1,146
		7,209
VIRGIN ISLANDS 0.7%		
Virgin Islands PFA, 5.00%, 10/1/24	1,000	1,023
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	400	428
		1,451
Total Municipal Securities (Cost $179,880)		186,817

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $186,817,000. Net unrealized gain aggregated $7,025,000 at period-end, of which $7,898,000 related to appreciated investments and $873,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER COMMERCIAL PAPER 8.9%		
Anne Arundel County, GO, TECP, 0.19%, 12/5/11	2,200	2,200
Howard County, GO, TECP, 0.14%, 12/7/11	2,000	2,000
Howard County, GO, TECP, 0.18%, 12/5/11	2,000	2,000
Howard County, GO, TECP, 0.18%, 12/6/11	2,000	2,000
Maryland HHEFA, John Hopkins Health, TECP, 0.20%, 12/6/11	5,130	5,130
Total Other Commercial Paper (Cost $13,330)		13,330
OTHER MUNICIPAL DEBT 39.2%		
Annapolis, Public Improvement, GO, 4.25%, 4/1/12	895	906
Anne Arundel County, Consolidated General Improvement ,GO 5.00%, 4/1/12	250	254
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 3/1/12	200	202
Anne Arundel County, GO, 5.25%, 3/1/12	660	668
Anne Arundel County, Water & Sewer, GO, 4.00%, 4/1/12	1,040	1,053
Baltimore City, Wastewater, 2.00%, 7/1/12	805	813
Baltimore City, Wastewater, 3.00%, 7/1/12	1,515	1,539
Baltimore County, Metropolitan Dist. 73rd Issue, GO 5.00%, 11/1/12	200	208
Baltimore County, Metropolitan, GO, BAN, 2.50%, 12/17/12	1,000	1,023
Baltimore County, Public Improvement, GO, 5.00%, 2/1/12	1,500	1,512
Calvert County, Consolidated Public Improvement, GO 2.00%, 5/1/12	1,475	1,485
Calvert County, Consolidated Public Improvement, GO 3.625%, 4/1/12	350	354
Charles County, Consolidated Public Improvement 5.00%, 3/1/12 (1)	90	91
Charles County, Consolidated Public Improvement, GO 3.25%, 3/1/12	100	101
Charles County, Consolidated Public Improvement, GO 5.00%, 3/1/12	355	359
Harford County, Consolidated Public Improvement, GO 5.00%, 7/1/12	1,000	1,028

Howard County, Consolidated Public Improvement, GO 3.00%, 2/15/12	645	649
Howard County, Consolidated Public Improvement, GO 4.00%, 2/15/12	350	353
Howard County, Consolidated Public Improvement, GO 5.00%, 2/15/12	195	197
Maryland DOT, 5.00%, 5/1/12	1,000	1,019
Maryland DOT, Consolidated Transportation, 4.50%, 2/15/12	140	141
Maryland DOT, Consolidated Transportation, 5.00%, 2/15/12	475	480
Maryland HHEFA, John Hopkins Health, 5.50%, 7/1/12	1,750	1,802
Maryland HHEFA, Lifebridge Health, VRTR, 0.29%, 12/7/11	7,305	7,305
Maryland HHEFA, Lifebridge Health, VRTR, 0.29%, 12/7/11 (2)	5,125	5,125
Maryland Transportation Auth., Federal Highway, Series 1 GAN, RAN, 5.00%, 3/1/12	500	506
Maryland Transportation Auth., Federal Highway, Series 2 GAN, RAN, 5.00%, 3/1/12	600	607
Maryland, State & Local Fac., GO, 5.00%, 2/1/12	325	328
Maryland, State & Local Fac., GO, 5.00%, 3/1/12	2,000	2,024
Maryland, State & Local Fac., GO, 5.25%, 2/15/12	700	707
Maryland, State & Local Fac., Series 1, GO, 5.00%, 8/1/12	2,050	2,115
Maryland, State & Local Fac., Series 2, GO, 5.00%, 8/1/12	2,125	2,193
Montgomery County Housing Opportunities Commission 2.00%, 1/1/12	5,000	5,005
Montgomery County, Metrorail Parking Garage, 2.00%, 6/1/12	2,365	2,382
Montgomery County, Public Improvement, GO, 5.00%, 11/1/12	2,500	2,609
Prince George's County, Consolidated Public Improvement, GO 3.00%, 9/15/12	3,000	3,065
Prince George's County, Consolidated Public Improvement, GO 5.25%, 12/1/11	475	475
Prince George's County, Consolidated Public Improvement, GO 5.50%, 5/15/12 (3)	100	102
Prince George's County, GO, Series C, 5.00%, 12/1/11	100	100

Prince George's County, GO, Series D, 5.00%, 12/1/11	250	250
Prince George's County, School Construction, GO 2.00%, 12/15/11	150	150
Puerto Rico, Commonwealth, 5.00%, 7/1/12	500	514
Queen Anne's County, Public Fac., GO, 4.00%, 1/15/12 (4)	200	201
Univ. System of Maryland, Fac. & Tuition, 3.00%, 4/1/12	545	550
Univ. System of Maryland, Series 1, Fac. & Tuition 4.00%, 4/1/12	200	202
Univ. System of Maryland, Series 2, Fac. & Tuition 4.00%, 4/1/12	1,335	1,352
Washington Suburban Sanitary Dist., Consolidated Public Improvement, GO, 4.00%, 6/1/12	250	255
Washington Suburban Sanitary Dist., General Construction, GO 5.00%, 6/1/12	500	512
Washington Suburban Sanitary Dist., Sewage Disposal Series 2, GO, 5.00%, 6/1/12	275	281
Washington Suburban Sanitary Dist., Sewage Disposal Series 1, GO, 5.00%, 6/1/12	275	281
Washington Suburban Sanitary Dist., Sewer, GO 4.00%, 6/1/12	200	204
Washington Suburban Sanitary Dist., Water Supply, GO 5.00%, 6/1/12	1,040	1,065
Wells Fargo Stage Trust, Consolidated Public Improvement, GO VRTR, 0.16%, 12/7/11 (2)	1,700	1,700
Total Other Municipal Debt (Cost $58,402)		58,402

VARIABLE RATE DEMAND NOTES 51.3%

Baltimore County, Quail Ridge Apartments, Multi-Family VRDN, 0.14%, 12/7/11	1,800	1,800
Maryland CDA, Hopkins Village Apartments, Multi-Family VRDN, 0.14%, 12/7/11	3,000	3,000
Maryland CDA, Multi-Family, Kirkwood House Apartments VRDN, 0.12%, 12/7/11	5,000	5,000
Maryland CDA, Residential, VRDN, 0.15%, 12/7/11 (5)	5,800	5,800

Maryland Economic Dev. Corp., Associated Catholic Charities VRDN, 0.13%, 12/7/11	640	640
Maryland Economic Dev. Corp., Baltimore Symphony Endowment Trust, VRDN, 0.13%, 12/7/11	400	400
Maryland Economic Dev. Corp., Chesapeake Bay Foundation VRDN, 0.15%, 12/7/11	1,435	1,435
Maryland Economic Dev. Corp., Constellation Energy Group VRDN, 0.19%, 12/7/11	12,700	12,700
Maryland Economic Dev. Corp., Howard Hughes Medical Institute, Series A, VRDN, 0.07%, 12/7/11	2,800	2,800
Maryland Economic Dev. Corp., Howard Hughes Medical Institute, Series B, VRDN, 0.07%, 12/7/11	3,700	3,700
Maryland Economic Dev. Corp., YMCA of Central Maryland VRDN, 0.15%, 12/7/11	1,825	1,825
Maryland HHEFA, Johns Hopkins Univ., VRDN, 0.07%, 12/7/11	4,000	4,000
Maryland HHEFA, Pickersgill Retirement Community, Series A VRDN, 0.13%, 12/7/11 (6)	3,690	3,690
Maryland HHEFA, Pickersgill Retirement Community, Series B VRDN, 0.13%, 12/7/11 (6)	2,100	2,100
Maryland HHEFA, Univ. of Maryland Medical VRDN, 0.13%, 12/7/11	11,700	11,700
Maryland HHEFA, Upper Chesapeake Health VRDN, 0.11%, 12/7/11	3,135	3,135
Montgomery County Housing Opportunities Commission Canterbury Apartments, VRDN, 0.13%, 12/7/11	315	315
Montgomery County Housing Opportunities Commission Multi-Family, VRDN, 0.14%, 12/7/11	5,325	5,325
Montgomery County Housing Opportunities Commission Single Family, VRDN, 0.14%, 12/7/11	7,000	7,000
Total Variable Rate Demand Notes (Cost $76,365)		76,365
Total Investments in Securities		
99.4% of Net Assets (Cost $148,097)		**$ 148,097**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Escrowed to maturity

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

The fund values its financial instruments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On November 30, 2011, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for federal income tax purposes was $148,097,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2012

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 24, 2012